UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI Small-Mid Cap 500 Index Fund Fidelity® SAI Small-Mid Cap 500 Index Fund : FZFLX

This semi-annual shareholder report contains information about Fidelity® SAI Small-Mid Cap 500 Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap 500 Index Fund	$ 3	0.05%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$1,047,569,674
Number of Holdings	502
Portfolio Turnover	6%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.7
Financials	17.4
Consumer Discretionary	14.2
Information Technology	11.7
Health Care	8.7
Real Estate	7.0
Materials	6.4
Energy	5.0
Consumer Staples	3.8
Communication Services	3.2
Utilities	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.7
United Kingdom - 0.3
Bermuda - 0.3
Puerto Rico - 0.2
Brazil - 0.1
Belgium - 0.1
Canada - 0.1
Japan - 0.1
Germany - 0.1

TOP HOLDINGS (% of Fund's net assets)
Robinhood Markets Inc Class A	1.0
Eqt Corp	0.9
Carvana Co Class A	0.8
Smurfit WestRock PLC	0.7
Texas Pacific Land Corp	0.7
Expand Energy Corp	0.6
NRG Energy Inc	0.5
Pure Storage Inc Class A	0.5
EMCOR Group Inc	0.5
Natera Inc	0.5
6.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915331.100    2786-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI U.S. Quality Index Fund Fidelity® SAI U.S. Quality Index Fund : FUQIX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 5	0.10%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$17,619,470,758
Number of Holdings	91
Portfolio Turnover	49%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.9
Financials	16.0
Health Care	10.5
Industrials	10.0
Consumer Staples	9.5
Communication Services	8.6
Consumer Discretionary	6.1
Real Estate	0.7
Energy	0.4
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	9.4
NVIDIA Corp	7.9
Meta Platforms Inc Class A	6.2
Visa Inc Class A	4.5
Mastercard Inc Class A	4.1
Microsoft Corp	3.9
Johnson & Johnson	3.8
Procter & Gamble Co/The	3.6
Merck & Co Inc	3.2
Coca-Cola Co/The	3.0
49.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915332.100    2803-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI U.S. Momentum Index Fund Fidelity® SAI U.S. Momentum Index Fund : FUMIX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 6	0.12%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,118,342,475
Number of Holdings	235
Portfolio Turnover	135%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.2
Financials	21.8
Consumer Staples	12.3
Industrials	11.6
Health Care	8.0
Utilities	5.3
Communication Services	5.1
Consumer Discretionary	5.0
Real Estate	2.5
Energy	2.0
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.9
Walmart Inc	4.8
Broadcom Inc	4.7
NVIDIA Corp	4.2
Apple Inc	4.2
Costco Wholesale Corp	3.2
Eli Lilly & Co	2.1
GE Aerospace	2.0
Philip Morris International Inc	1.9
Goldman Sachs Group Inc/The	1.7
33.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915346.100    2882-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Real Estate Index Fund Fidelity® Real Estate Index Fund : FSRNX

This semi-annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 4	0.07%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,739,711,200
Number of Holdings	160
Portfolio Turnover	12%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.9
Retail REITs	13.6
Residential REITs	12.8
Health Care REITs	11.1
Industrial REITs	11.0
Real Estate Management & Development	8.6
Office REITs	3.3
Hotel & Resort REITs	2.4
Diversified REITs	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	7.6
Equinix Inc	6.0
American Tower Corp	6.0
Welltower Inc	4.8
Simon Property Group Inc	3.9
Digital Realty Trust Inc	3.6
Public Storage Operating Co	3.3
Realty Income Corp	3.3
CBRE Group Inc Class A	3.0
Crown Castle Inc	2.7
44.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915317.100    2355-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI Real Estate Index Fund Fidelity® SAI Real Estate Index Fund : FESIX

This semi-annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 4	0.07%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$110,137,221
Number of Holdings	159
Portfolio Turnover	3%
What did the Fund invest in?
(as of January 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.8
Retail REITs	13.6
Residential REITs	12.8
Health Care REITs	11.1
Industrial REITs	11.0
Real Estate Management & Development	8.6
Office REITs	3.3
Hotel & Resort REITs	2.4
Diversified REITs	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	7.6
Equinix Inc	6.1
American Tower Corp	6.0
Welltower Inc	4.8
Simon Property Group Inc	3.9
Digital Realty Trust Inc	3.6
Public Storage Operating Co	3.3
Realty Income Corp	3.3
CBRE Group Inc Class A	3.0
Crown Castle Inc	2.7
44.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915334.100    2810-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI U.S. Large Cap Index Fund Fidelity® SAI U.S. Large Cap Index Fund : FLCPX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 1	0.02%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$15,319,045,350
Number of Holdings	508
Portfolio Turnover	84%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.7
Financials	14.1
Consumer Discretionary	11.4
Health Care	10.4
Communication Services	9.9
Industrials	8.3
Consumer Staples	5.5
Energy	3.1
Utilities	2.3
Real Estate	2.1
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.3
Ireland - 0.5
China - 0.1
Switzerland - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.1
NVIDIA Corp	5.8
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.9
Alphabet Inc Class A	2.4
Tesla Inc	2.2
Broadcom Inc	2.0
Alphabet Inc Class C	1.9
Berkshire Hathaway Inc Class B	1.7
36.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915333.100    2807-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® SAI U.S. Value Index Fund Fidelity® SAI U.S. Value Index Fund : FSWCX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 5	0.11%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$4,761,589,497
Number of Holdings	205
Portfolio Turnover	62%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.6
Information Technology	20.8
Energy	13.0
Health Care	12.0
Communication Services	10.8
Consumer Discretionary	5.6
Consumer Staples	4.6
Industrials	3.9
Materials	3.6
Real Estate	0.4
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.9
Switzerland - 0.6
Bailiwick Of Jersey - 0.2
Bermuda - 0.2
United Kingdom - 0.1
Sweden - 0.0

TOP HOLDINGS (% of Fund's net assets)
Berkshire Hathaway Inc Class B	4.5
Apple Inc	3.7
Bank of America Corp	3.7
Exxon Mobil Corp	3.6
Wells Fargo & Co	3.4
Chevron Corp	3.2
Cisco Systems Inc	3.0
NVIDIA Corp	2.8
Microsoft Corp	2.6
Walt Disney Co/The	2.5
33.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915352.100    3056-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI U.S. Quality Index Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Fidelity® SAI U.S. Quality Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 8.6%
Interactive Media & Services - 8.6%
Alphabet Inc Class A	2,121,529	432,834,347
Meta Platforms Inc Class A	1,575,446	1,085,765,874
		1,518,600,221
Consumer Discretionary - 6.1%
Broadline Retail - 0.7%
Amazon.com Inc (b)	528,590	125,635,271
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings Inc	74,467	352,791,881
Domino's Pizza Inc	77,686	34,890,335
Yum! Brands Inc	624,557	81,504,689
		469,186,905
Household Durables - 0.4%
Garmin Ltd	341,575	73,728,964
Specialty Retail - 2.0%
AutoZone Inc (b)	37,947	127,130,419
O'Reilly Automotive Inc (b)	128,850	166,786,017
Williams-Sonoma Inc	285,697	60,387,775
		354,304,211
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	338,669	60,066,334
TOTAL CONSUMER DISCRETIONARY		1,082,921,685

Consumer Staples - 9.5%
Beverages - 3.4%
Coca-Cola Co/The	8,234,191	522,706,445
Monster Beverage Corp (b)	1,566,632	76,310,644
		599,017,089
Household Products - 5.0%
Colgate-Palmolive Co	1,815,014	157,361,714
Kimberly-Clark Corp	748,149	97,236,926
Procter & Gamble Co/The	3,798,624	630,533,598
		885,132,238
Tobacco - 1.1%
Altria Group Inc	3,790,066	197,955,147
TOTAL CONSUMER STAPLES		1,682,104,474

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DT Midstream Inc	215,717	21,804,674
Texas Pacific Land Corp (c)	41,859	54,298,239
		76,102,913
Financials - 16.0%
Capital Markets - 2.3%
Ameriprise Financial Inc	218,109	118,511,706
FactSet Research Systems Inc	84,499	40,087,171
LPL Financial Holdings Inc	166,059	60,925,387
Moody's Corp	347,873	173,741,691
SEI Investments Co	219,285	18,985,694
		412,251,649
Financial Services - 8.6%
Mastercard Inc Class A	1,285,450	713,977,494
Visa Inc Class A	2,268,065	775,224,617
		1,489,202,111
Insurance - 5.1%
Aon PLC	482,563	178,944,012
Arch Capital Group Ltd	831,957	77,430,238
Erie Indemnity Co Class A	55,404	22,325,042
Kinsale Capital Group Inc	49,139	21,716,490
Marsh & McLennan Cos Inc	1,092,346	236,908,000
Primerica Inc	75,143	21,804,244
Progressive Corp/The	1,300,955	320,607,350
RLI Corp	184,942	13,565,496
		893,300,872
TOTAL FINANCIALS		2,794,754,632

Health Care - 10.5%
Biotechnology - 0.2%
United Therapeutics Corp (b)	98,829	34,705,780
Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corp (b)	1,338,122	96,946,939
IDEXX Laboratories Inc (b)	182,828	77,162,557
ResMed Inc	326,383	77,085,137
		251,194,633
Health Care Technology - 0.5%
Doximity Inc Class A (b)(c)	278,031	16,431,632
Veeva Systems Inc Class A (b)	330,354	77,058,374
		93,490,006
Life Sciences Tools & Services - 0.5%
Medpace Holdings Inc (b)	56,469	19,716,151
Mettler-Toledo International Inc (b)	47,134	64,311,515
		84,027,666
Pharmaceuticals - 7.9%
Johnson & Johnson	4,356,556	662,849,995
Merck & Co Inc	5,630,619	556,417,770
Zoetis Inc Class A	1,006,373	171,989,146
		1,391,256,911
TOTAL HEALTH CARE		1,854,674,996

Industrials - 10.0%
Aerospace & Defense - 1.0%
TransDigm Group Inc	124,640	168,680,298
Building Products - 0.5%
A O Smith Corp	266,467	17,933,229
Carlisle Cos Inc	102,440	39,896,282
Lennox International Inc	71,239	42,203,408
		100,032,919
Commercial Services & Supplies - 1.2%
Cintas Corp	761,058	152,645,403
Veralto Corp	548,902	56,750,978
		209,396,381
Ground Transportation - 1.9%
Union Pacific Corp	1,353,223	335,315,127
Machinery - 1.9%
Allison Transmission Holdings Inc (c)	193,561	22,751,159
Graco Inc	375,250	31,584,793
Illinois Tool Works Inc	600,155	155,536,170
Otis Worldwide Corp	889,761	84,900,995
Snap-on Inc	117,026	41,561,784
		336,334,901
Professional Services - 2.4%
Automatic Data Processing Inc	905,842	274,479,185
Paychex Inc	711,961	105,135,281
Paycom Software Inc	108,097	22,436,613
Paylocity Holding Corp (b)(c)	96,277	19,786,849
		421,837,928
Trading Companies & Distributors - 1.1%
Fastenal Co	1,272,029	93,163,404
WW Grainger Inc	98,697	104,882,341
		198,045,745
TOTAL INDUSTRIALS		1,769,643,299

Information Technology - 37.9%
Communications Equipment - 2.7%
Arista Networks Inc	2,288,889	263,748,679
F5 Inc (b)	129,468	38,485,658
Motorola Solutions Inc	370,606	173,906,866
		476,141,203
IT Services - 0.5%
Gartner Inc (b)	171,175	92,918,924
Semiconductors & Semiconductor Equipment - 15.3%
Applied Materials Inc	1,839,196	331,698,999
KLA Corp	298,600	220,438,464
Lam Research Corp	2,896,085	234,727,689
Monolithic Power Systems Inc	108,294	69,023,347
NVIDIA Corp	11,509,475	1,381,942,663
QUALCOMM Inc	2,474,547	427,923,413
Universal Display Corp	98,021	14,695,308
		2,680,449,883
Software - 9.7%
Adobe Inc (b)	984,932	430,858,504
ANSYS Inc (b)	194,114	68,036,957
AppLovin Corp Class A (b)	475,097	175,591,100
Datadog Inc Class A (b)(c)	425,675	60,748,079
Fair Isaac Corp (b)	54,465	102,043,445
Fortinet Inc (b)	1,410,256	142,266,625
Manhattan Associates Inc (b)	136,047	28,378,044
Microsoft Corp	1,642,319	681,660,925
Qualys Inc (b)	81,769	11,399,416
		1,700,983,095
Technology Hardware, Storage & Peripherals - 9.7%
Apple Inc	7,034,980	1,660,255,280
NetApp Inc	456,626	55,754,035
		1,716,009,315
TOTAL INFORMATION TECHNOLOGY		6,666,502,420

Materials - 0.1%
Metals & Mining - 0.1%
Royal Gold Inc (c)	146,032	20,418,194
Real Estate - 0.7%
Retail REITs - 0.7%
Simon Property Group Inc	680,774	118,359,368
TOTAL UNITED STATES		17,584,082,202
TOTAL COMMON STOCKS (Cost $12,118,497,872)		17,584,082,202

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $2,214,828)	4.46	2,220,000	2,215,546

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	26,936,346	26,941,733
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	11,260,337	11,261,463
TOTAL MONEY MARKET FUNDS (Cost $38,203,196)			38,203,196

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,158,915,896)	17,624,500,944
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,030,186)
NET ASSETS - 100.0%	17,619,470,758

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	82	Mar 2025	35,406,370	(187,677)	(187,677)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,942,096.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,070,895	355,764,775	355,893,937	839,163	-	-	26,941,733	26,936,346	0.0%
Fidelity Securities Lending Cash Central Fund	42,161,979	300,066,699	330,967,215	9,949	-	-	11,261,463	11,260,337	0.0%
Total	69,232,874	655,831,474	686,861,152	849,112	-	-	38,203,196	38,196,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,518,600,221	1,518,600,221	-	-
Consumer Discretionary	1,082,921,685	1,082,921,685	-	-
Consumer Staples	1,682,104,474	1,682,104,474	-	-
Energy	76,102,913	76,102,913	-	-
Financials	2,794,754,632	2,794,754,632	-	-
Health Care	1,854,674,996	1,854,674,996	-	-
Industrials	1,769,643,299	1,769,643,299	-	-
Information Technology	6,666,502,420	6,666,502,420	-	-
Materials	20,418,194	20,418,194	-	-
Real Estate	118,359,368	118,359,368	-	-

U.S. Treasury Obligations	2,215,546	-	2,215,546	-

Money Market Funds	38,203,196	38,203,196	-	-
Total Investments in Securities:	17,624,500,944	17,622,285,398	2,215,546	-
Derivative Instruments:

Liabilities
Futures Contracts	(187,677)	(187,677)	-	-
Total Liabilities	(187,677)	(187,677)	-	-
Total Derivative Instruments:	(187,677)	(187,677)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(187,677)
Total Equity Risk	0	(187,677)
Total Value of Derivatives	0	(187,677)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,044,573) - See accompanying schedule:
Unaffiliated issuers (cost $12,120,712,700)	$17,586,297,748
Fidelity Central Funds (cost $38,203,196)	38,203,196

Total Investment in Securities (cost $12,158,915,896)		$17,624,500,944
Receivable for fund shares sold		514,289
Dividends receivable		8,004,825
Distributions receivable from Fidelity Central Funds		93,529
Prepaid expenses		10,298
Total assets		17,633,123,885
Liabilities
Payable for fund shares redeemed	$758,312
Accrued management fee	1,452,442
Payable for daily variation margin on futures contracts	57,350
Other payables and accrued expenses	136,884
Collateral on securities loaned	11,248,139
Total liabilities		13,653,127
Net Assets		$17,619,470,758
Net Assets consist of:
Paid in capital		$11,698,269,838
Total accumulated earnings (loss)		5,921,200,920
Net Assets		$17,619,470,758
Net Asset Value, offering price and redemption price per share ($17,619,470,758 ÷ 809,050,447 shares)		$21.78
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$95,683,596
Interest		63,247
Income from Fidelity Central Funds (including $9,949 from security lending)		849,112
Total income		96,595,955
Expenses
Management fee	$8,289,456
Custodian fees and expenses	55,749
Independent trustees' fees and expenses	20,737
Registration fees	104,698
Audit fees	28,292
Legal	11,556
Miscellaneous	22,900
Total expenses before reductions	8,533,388
Expense reductions	(25,824)
Total expenses after reductions		8,507,564
Net Investment income (loss)		88,088,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	814,976,181
Futures contracts	3,861,195
Total net realized gain (loss)		818,837,376
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	245,468,185
Futures contracts	209,459
Total change in net unrealized appreciation (depreciation)		245,677,644
Net gain (loss)		1,064,515,020
Net increase (decrease) in net assets resulting from operations		$1,152,603,411
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,088,391	$140,910,687
Net realized gain (loss)	818,837,376	1,582,979,150
Change in net unrealized appreciation (depreciation)	245,677,644	1,402,624,349
Net increase (decrease) in net assets resulting from operations	1,152,603,411	3,126,514,186
Distributions to shareholders	(1,874,106,399)	(317,078,481)

Share transactions
Proceeds from sales of shares	2,544,236,170	1,055,257,787
Reinvestment of distributions	1,848,266,135	312,161,986
Cost of shares redeemed	(228,351,657)	(3,073,561,656)

Net increase (decrease) in net assets resulting from share transactions	4,164,150,648	(1,706,141,883)
Total increase (decrease) in net assets	3,442,647,660	1,103,293,822

Net Assets
Beginning of period	14,176,823,098	13,073,529,276
End of period	$17,619,470,758	$14,176,823,098

Other Information
Shares
Sold	115,303,189	53,032,086
Issued in reinvestment of distributions	86,684,232	16,907,890
Redeemed	(10,384,187)	(151,753,582)
Net increase (decrease)	191,603,234	(81,813,606)

Financial Highlights
Fidelity® SAI U.S. Quality Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.96	$18.70	$16.49	$19.24	$15.96	$15.19
Income from Investment Operations
Net investment income (loss) A,B	.12	.21	.23	.23	.22	.26
Net realized and unrealized gain (loss)	1.42	4.51	2.20	(1.36)	4.58	2.45
Total from investment operations	1.54	4.72	2.43	(1.13)	4.80	2.71
Distributions from net investment income	(.23)	(.23)	(.22)	(.20)	(.28)	(.24)
Distributions from net realized gain	(2.50)	(.23)	-	(1.42)	(1.25)	(1.69)
Total distributions	(2.72) C	(.46)	(.22)	(1.62)	(1.52) C	(1.94) C
Net asset value, end of period	$21.78	$22.96	$18.70	$16.49	$19.24	$15.96
Total Return D,E	7.23%	25.86%	14.97%	(6.55)%	32.64%	20.14%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.10% H	.11%	.11%	.10%	.10%	.11%
Expenses net of fee waivers, if any	.10 % H	.11%	.11%	.10%	.10%	.11%
Expenses net of all reductions	.10% H	.11%	.11%	.10%	.10%	.11%
Net investment income (loss)	1.06% H	1.06%	1.43%	1.30%	1.30%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$17,619,471	$14,176,823	$13,073,529	$11,408,951	$10,136,091	$8,332,335
Portfolio turnover rate I	49 % H	53%	58%	47%	71%	60%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,713,421,952
Gross unrealized depreciation	(274,169,238)
Net unrealized appreciation (depreciation)	$5,439,252,714
Tax cost	$12,185,060,553

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	6,420,841,120	4,039,125,920
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Quality Index Fund	415,915	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Quality Index Fund	10,311
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Quality Index Fund	1,137	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25,824.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	84%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	94%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Quality Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The total expense ratio for the fund was below the similar sales load structure group competitive median. The Board noted that, although total expenses ranked above the total expense asset size peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9868210.109
SV4-SANN-0425
Fidelity® SAI Small-Mid Cap 500 Index Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Small-Mid Cap 500 Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	44,962	517,513
Liberty Global Ltd Class C (b)	41,537	487,229

TOTAL BELGIUM		1,004,742
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	13,926	3,238,909
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	110,739	1,511,587
CANADA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp (United States)	36,655	978,322
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	15,799	505,094
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)	10,660	630,432
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	33,328	802,872
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	19,352	1,992,095
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	114,921	3,453,376
UNITED STATES - 98.3%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (b)	66,618	2,382,260
Iridium Communications Inc	30,445	875,293
		3,257,553
Entertainment - 0.8%
Liberty Media Corp-Liberty Live Class A (b)	5,321	382,952
Liberty Media Corp-Liberty Live Class C (b)	12,608	927,823
Madison Square Garden Sports Corp Class A (b)	5,046	1,109,464
Playtika Holding Corp	19,102	136,961
Roku Inc Class A (b)	34,300	2,838,668
TKO Group Holdings Inc Class A (b)	21,413	3,323,512
		8,719,380
Interactive Media & Services - 0.5%
IAC Inc Class A (b)	20,194	854,812
Match Group Inc	69,775	2,490,968
TripAdvisor Inc Class A (b)	29,297	514,455
Trump Media & Technology Group Corp (b)	20,220	644,209
ZoomInfo Technologies Inc (b)	81,936	843,121
		5,347,565
Media - 1.5%
Interpublic Group of Cos Inc/The	100,924	2,893,491
Liberty Broadband Corp Class A (b)	4,549	345,860
Liberty Broadband Corp Class C (b)	29,891	2,291,445
New York Times Co/The Class A	43,631	2,369,163
News Corp Class A	103,230	2,902,828
News Corp Class B	30,917	978,523
Nexstar Media Group Inc	8,280	1,268,662
Paramount Global Class A (c)	2,597	59,238
Paramount Global Class B (c)	160,392	1,745,065
		14,854,275
Consumer Discretionary - 14.1%
Automobile Components - 0.5%
BorgWarner Inc	59,133	1,886,343
Gentex Corp	62,780	1,627,258
Lear Corp	14,669	1,380,206
QuantumScape Corp Class A (b)(c)	97,947	506,385
		5,400,192
Automobiles - 0.6%
Harley-Davidson Inc	32,083	868,166
Lucid Group Inc Class A (b)(c)	268,220	740,287
Rivian Automotive Inc Class A (b)(c)	226,268	2,841,926
Thor Industries Inc (c)	13,795	1,418,678
		5,869,057
Broadline Retail - 0.6%
Dillard's Inc Class A	835	390,871
Etsy Inc (b)	30,272	1,662,236
Kohl's Corp (c)	29,999	396,287
Macy's Inc	74,310	1,157,750
Nordstrom Inc	27,154	657,127
Ollie's Bargain Outlet Holdings Inc (b)	16,544	1,844,821
		6,109,092
Distributors - 0.3%
Pool Corp	10,117	3,482,776
Diversified Consumer Services - 1.2%
ADT Inc	89,627	688,335
Bright Horizons Family Solutions Inc (b)	15,638	1,917,219
Duolingo Inc Class A (b)	10,091	3,673,024
Grand Canyon Education Inc (b)	7,843	1,377,545
H&R Block Inc	37,666	2,083,306
Service Corp International/US	38,153	2,980,512
		12,719,941
Hotels, Restaurants & Leisure - 3.8%
Aramark	71,069	2,765,295
Boyd Gaming Corp	17,203	1,318,610
Caesars Entertainment Inc (b)	57,322	2,066,458
Cava Group Inc (b)	20,480	2,765,824
Choice Hotels International Inc	7,421	1,093,336
Churchill Downs Inc	18,909	2,336,774
Dutch Bros Inc Class A (b)	29,659	1,854,281
Hyatt Hotels Corp Class A	11,130	1,761,100
Light & Wonder Inc Class A (b)	24,044	2,113,708
Marriott Vacations Worldwide Corp	9,442	819,282
Norwegian Cruise Line Holdings Ltd (b)	119,086	3,376,088
Penn Entertainment Inc (b)	40,882	842,169
Planet Fitness Inc Class A (b)	22,940	2,481,190
Texas Roadhouse Inc	18,096	3,277,186
Travel + Leisure Co	17,831	969,293
Vail Resorts Inc	10,168	1,729,780
Wendy's Co/The	46,826	694,430
Wingstop Inc	7,964	2,372,476
Wyndham Hotels & Resorts Inc	20,551	2,158,266
Wynn Resorts Ltd	27,728	2,408,177
		39,203,723
Household Durables - 1.5%
Leggett & Platt Inc	36,112	381,342
Mohawk Industries Inc (b)	14,233	1,740,696
Newell Brands Inc	112,561	1,121,108
SharkNinja Inc	17,964	2,008,555
Tempur Sealy International Inc	45,536	2,875,143
Toll Brothers Inc	27,289	3,706,119
TopBuild Corp (b)	8,172	2,800,381
Whirlpool Corp	14,359	1,507,839
		16,141,183
Leisure Products - 0.6%
Brunswick Corp/DE	17,795	1,200,095
Hasbro Inc	37,744	2,183,113
Mattel Inc (b)	91,836	1,711,823
Polaris Inc	13,976	666,655
YETI Holdings Inc (b)	23,110	861,079
		6,622,765
Specialty Retail - 3.3%
Advance Auto Parts Inc	16,151	783,323
AutoNation Inc (b)	6,898	1,300,618
Bath & Body Works Inc	59,501	2,237,833
Carvana Co Class A (b)	29,370	7,268,488
Dick's Sporting Goods Inc	15,196	3,647,800
Five Below Inc (b)	14,752	1,383,443
Floor & Decor Holdings Inc Class A (b)	28,491	2,851,949
GameStop Corp Class A (b)(c)	106,524	2,865,496
Gap Inc/The	55,077	1,325,703
Lithia Motors Inc Class A	7,116	2,676,328
Murphy USA Inc	4,972	2,500,469
Penske Automotive Group Inc	5,000	828,149
RH (b)	4,041	1,693,624
Valvoline Inc (b)	35,050	1,300,706
Wayfair Inc Class A (b)(c)	25,858	1,250,750
		33,914,679
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd (b)	31,107	770,831
Carter's Inc (c)	9,638	519,681
Columbia Sportswear Co	8,874	783,574
Crocs Inc (b)	15,499	1,581,983
PVH Corp	15,058	1,349,197
Ralph Lauren Corp Class A	10,725	2,678,033
Skechers USA Inc Class A (b)	35,768	2,694,761
Tapestry Inc	63,086	4,601,493
Under Armour Inc Class A (b)	51,165	427,228
Under Armour Inc Class C (b)	51,788	389,963
VF Corp	94,964	2,466,215
		18,262,959
TOTAL CONSUMER DISCRETIONARY		147,726,367

Consumer Staples - 3.8%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (b)	2,347	588,322
Celsius Holdings Inc (b)(c)	47,800	1,194,044
Coca-Cola Consolidated Inc	1,638	2,240,162
		4,022,528
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc	113,410	2,273,871
BJ's Wholesale Club Holdings Inc (b)	35,803	3,546,287
Casey's General Stores Inc	10,046	4,237,101
Grocery Outlet Holding Corp (b)	25,767	417,168
Maplebear Inc (b)	45,137	2,179,214
Performance Food Group Co (b)	41,479	3,745,968
US Foods Holding Corp (b)	62,180	4,410,428
		20,810,037
Food Products - 0.9%
Darling Ingredients Inc (b)	43,026	1,611,754
Flowers Foods Inc	50,890	994,900
Freshpet Inc (b)	12,632	2,020,488
Ingredion Inc	17,777	2,425,494
Pilgrim's Pride Corp (b)	11,167	519,712
Post Holdings Inc (b)	12,900	1,369,464
Seaboard Corp	70	170,684
		9,112,496
Household Products - 0.0%
Reynolds Consumer Products Inc	14,764	407,634
Spectrum Brands Holdings Inc	7,350	621,516
		1,029,150
Personal Care Products - 0.5%
BellRing Brands Inc (b)	34,909	2,700,211
Coty Inc Class A (b)	103,504	758,684
elf Beauty Inc (b)(c)	14,590	1,457,687
		4,916,582
TOTAL CONSUMER STAPLES		39,890,793

Energy - 4.7%
Energy Equipment & Services - 0.2%
NOV Inc	105,159	1,519,548
Weatherford International PLC	19,585	1,232,875
		2,752,423
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream Corp	91,978	1,475,327
Antero Resources Corp (b)	78,738	2,938,502
APA Corp	98,217	2,153,899
Chord Energy Corp	16,681	1,875,778
Civitas Resources Inc	26,654	1,352,957
DT Midstream Inc	26,358	2,664,267
Eqt Corp	159,980	8,178,178
Expand Energy Corp	62,617	6,361,887
HF Sinclair Corp	41,966	1,514,133
Matador Resources Co	31,906	1,850,548
New Fortress Energy Inc Class A (c)	21,676	325,140
Ovintiv Inc	71,481	3,017,928
Permian Resources Corp Class A	177,674	2,602,924
Range Resources Corp	64,349	2,383,487
Texas Pacific Land Corp	5,098	6,612,973
Viper Energy Inc Class A	27,922	1,309,542
		46,617,470
TOTAL ENERGY		49,369,893

Financials - 16.8%
Banks - 3.5%
Bank OZK	28,843	1,464,936
BOK Financial Corp	6,160	680,187
Columbia Banking System Inc	56,593	1,578,945
Comerica Inc	35,985	2,422,510
Commerce Bancshares Inc/MO	33,452	2,234,594
Cullen/Frost Bankers Inc	15,958	2,224,545
East West Bancorp Inc	37,442	3,855,403
First Hawaiian Inc	34,589	955,348
First Horizon Corp	144,622	3,165,776
FNB Corp/PA	96,524	1,514,462
Pinnacle Financial Partners Inc	20,570	2,566,519
Prosperity Bancshares Inc	24,334	1,946,720
Synovus Financial Corp	38,998	2,200,267
TFS Financial Corp	13,720	188,238
Webster Financial Corp	46,327	2,790,738
Western Alliance Bancorp	29,142	2,560,708
Wintrust Financial Corp	17,610	2,303,564
Zions Bancorp NA	39,255	2,271,294
		36,924,754
Capital Markets - 4.4%
Affiliated Managers Group Inc	7,964	1,496,754
Carlyle Group Inc/The	59,430	3,337,589
Evercore Inc Class A	9,736	2,835,805
FactSet Research Systems Inc	10,322	4,896,860
Houlihan Lokey Inc Class A	14,226	2,585,149
Invesco Ltd	99,162	1,906,885
Janus Henderson Group PLC	34,587	1,553,994
Jefferies Financial Group Inc	47,388	3,643,663
Lazard Inc Class A	29,707	1,615,170
MarketAxess Holdings Inc	10,024	2,211,595
Morningstar Inc	7,243	2,380,340
Robinhood Markets Inc Class A (b)	182,398	9,475,576
SEI Investments Co	27,114	2,347,530
Stifel Financial Corp	26,946	3,121,694
TPG Inc Class A	22,799	1,533,233
Virtu Financial Inc Class A	21,722	870,183
		45,812,020
Consumer Finance - 1.1%
Ally Financial Inc	74,506	2,903,499
Credit Acceptance Corp (b)	1,687	856,608
OneMain Holdings Inc	30,642	1,701,857
SLM Corp	57,230	1,597,289
SoFi Technologies Inc Class A (b)	287,004	4,528,923
		11,588,176
Financial Services - 2.9%
Affirm Holdings Inc Class A (b)	70,361	4,296,946
Corebridge Financial Inc	80,240	2,708,902
Equitable Holdings Inc	85,793	4,668,855
Euronet Worldwide Inc (b)	11,473	1,130,091
Jack Henry & Associates Inc	19,682	3,426,439
MGIC Investment Corp	69,812	1,782,998
Shift4 Payments Inc Class A (b)(c)	16,634	1,993,585
Toast Inc Class A (b)	122,980	5,032,343
UWM Holdings Corp Class A	25,614	154,452
Voya Financial Inc	26,681	1,894,084
Western Union Co/The	91,746	946,819
WEX Inc (b)	10,756	1,977,921
		30,013,435
Insurance - 4.1%
American Financial Group Inc/OH	19,479	2,660,052
Assurant Inc	14,118	3,038,053
Assured Guaranty Ltd	13,634	1,289,776
Axis Capital Holdings Ltd	20,822	1,895,218
Brighthouse Financial Inc (b)	16,285	1,004,947
Everest Group Ltd	11,682	4,059,613
First American Financial Corp	27,110	1,713,894
Globe Life Inc	24,101	2,942,491
Hanover Insurance Group Inc/The	9,683	1,482,370
Kemper Corp	16,436	1,104,170
Kinsale Capital Group Inc	5,978	2,641,917
Lincoln National Corp	46,188	1,623,970
Old Republic International Corp	64,152	2,346,680
Primerica Inc	9,144	2,653,314
Reinsurance Group of America Inc	17,832	4,063,201
RLI Corp	22,478	1,648,761
Ryan Specialty Holdings Inc Class A	27,771	1,848,993
Unum Group	49,298	3,758,974
White Mountains Insurance Group Ltd	677	1,308,275
		43,084,669
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp	220,660	2,199,980
Annaly Capital Management Inc	152,066	3,103,667
Rithm Capital Corp	140,595	1,618,248
Starwood Property Trust Inc	84,818	1,641,228
		8,563,123
TOTAL FINANCIALS		175,986,177

Health Care - 8.7%
Biotechnology - 2.6%
Apellis Pharmaceuticals Inc (b)	28,334	821,968
Exact Sciences Corp (b)	49,512	2,775,148
Exelixis Inc (b)	76,165	2,524,870
Ionis Pharmaceuticals Inc (b)(c)	42,452	1,354,219
Natera Inc (b)	31,083	5,499,204
Neurocrine Biosciences Inc (b)	27,068	4,109,464
Roivant Sciences Ltd (b)(c)	115,458	1,285,048
Sarepta Therapeutics Inc (b)	24,580	2,795,238
Ultragenyx Pharmaceutical Inc (b)	24,086	1,036,421
United Therapeutics Corp (b)	11,853	4,162,418
Viking Therapeutics Inc (b)(c)	28,847	944,739
		27,308,737
Health Care Equipment & Supplies - 1.4%
DENTSPLY SIRONA Inc	54,816	1,083,164
Enovis Corp (b)	15,033	706,250
Envista Holdings Corp (b)	46,618	956,601
Globus Medical Inc Class A (b)	30,388	2,817,576
Inspire Medical Systems Inc (b)	7,950	1,538,325
Masimo Corp (b)	11,778	2,052,081
Penumbra Inc (b)	10,006	2,671,302
QuidelOrtho Corp (b)	16,874	733,344
Teleflex Inc	12,601	2,271,204
		14,829,847
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	24,691	1,113,811
Amedisys Inc (b)	8,699	804,658
Chemed Corp	4,028	2,263,736
DaVita Inc (b)	12,797	2,254,831
Encompass Health Corp	26,858	2,666,194
Henry Schein Inc (b)	34,193	2,735,440
Premier Inc Class A	26,220	594,145
Tenet Healthcare Corp (b)	25,814	3,636,935
Universal Health Services Inc Class B	15,547	2,931,542
		19,001,292
Health Care Technology - 0.2%
Certara Inc (b)	32,661	464,765
Doximity Inc Class A (b)	33,297	1,967,853
		2,432,618
Life Sciences Tools & Services - 1.8%
10X Genomics Inc Class A (b)	28,620	429,300
Azenta Inc (b)	13,051	705,407
Bio-Rad Laboratories Inc Class A (b)	5,128	1,850,593
Bio-Techne Corp	42,157	3,100,647
Bruker Corp	29,634	1,723,217
Charles River Laboratories International Inc (b)	13,865	2,284,397
Fortrea Holdings Inc (b)	24,294	408,382
Medpace Holdings Inc (b)	6,898	2,408,437
QIAGEN NV (United States)	58,956	2,631,796
Repligen Corp (b)	15,121	2,513,261
Sotera Health Co (b)	40,908	560,849
		18,616,286
Pharmaceuticals - 0.9%
Elanco Animal Health Inc (b)	133,608	1,607,304
Intra-Cellular Therapies Inc (b)	27,936	3,550,107
Jazz Pharmaceuticals PLC (b)	16,361	2,034,818
Organon & Co	69,804	1,086,150
Perrigo Co PLC	36,762	915,741
		9,194,120
TOTAL HEALTH CARE		91,382,900

Industrials - 19.7%
Aerospace & Defense - 1.8%
BWX Technologies Inc	24,746	2,794,566
Curtiss-Wright Corp	10,354	3,592,217
Hexcel Corp	22,079	1,439,551
Huntington Ingalls Industries Inc	10,588	2,088,589
Loar Holdings Inc (c)	8,174	649,670
Spirit AeroSystems Holdings Inc Class A (b)	31,453	1,069,717
Standardaero Inc (c)	18,772	503,839
Textron Inc	50,727	3,881,123
Woodward Inc	15,977	2,959,739
		18,979,011
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	31,516	3,135,527
GXO Logistics Inc (b)	31,856	1,447,855
		4,583,382
Building Products - 2.9%
A O Smith Corp	32,160	2,164,368
AAON Inc	18,291	2,128,707
Advanced Drainage Systems Inc	19,028	2,300,675
Allegion plc	23,739	3,150,877
Armstrong World Industries Inc	11,791	1,780,559
AZEK Co Inc/The Class A (b)	38,965	1,996,177
Fortune Brands Innovations Inc	33,417	2,394,996
Hayward Holdings Inc (b)	38,711	582,988
Lennox International Inc	8,701	5,154,647
Owens Corning	23,419	4,321,976
Simpson Manufacturing Co Inc	11,500	1,932,000
Trex Co Inc (b)	28,995	2,111,706
		30,019,676
Commercial Services & Supplies - 0.8%
Clean Harbors Inc (b)	13,821	3,220,293
MSA Safety Inc	10,041	1,654,054
Tetra Tech Inc	72,316	2,661,229
Vestis Corp	35,703	499,128
		8,034,704
Construction & Engineering - 2.2%
AECOM	36,310	3,828,526
API Group Corp (b)	61,729	2,354,961
Comfort Systems USA Inc	9,541	4,167,032
EMCOR Group Inc	12,353	5,534,885
Everus Construction Group Inc	13,780	948,201
MasTec Inc (b)	17,008	2,467,691
Valmont Industries Inc	5,402	1,792,168
WillScot Holdings Corp (b)	48,592	1,800,820
		22,894,284
Electrical Equipment - 1.1%
Acuity Brands Inc	8,358	2,778,116
Generac Holdings Inc (b)	15,981	2,386,443
nVent Electric PLC	44,848	2,919,156
Regal Rexnord Corp	18,019	2,860,156
Sensata Technologies Holding PLC	40,546	1,101,229
		12,045,100
Ground Transportation - 1.7%
Avis Budget Group Inc (b)(c)	4,669	418,809
Knight-Swift Transportation Holdings Inc	42,464	2,424,270
Landstar System Inc	9,532	1,569,539
Lyft Inc Class A (b)	99,736	1,350,425
Ryder System Inc	11,285	1,798,942
Saia Inc (b)	7,188	3,451,031
Schneider National Inc Class B (c)	12,593	374,642
U-Haul Holding Co (b)(c)	2,103	153,245
U-Haul Holding Co Class N	27,189	1,760,216
XPO Inc (b)	31,029	4,147,647
		17,448,766
Machinery - 4.7%
AGCO Corp	16,889	1,763,718
Allison Transmission Holdings Inc	23,458	2,757,253
Crane Co	13,272	2,260,487
Donaldson Co Inc	32,581	2,319,441
Esab Corp	15,345	1,900,325
Flowserve Corp	35,644	2,232,027
Gates Industrial Corp PLC (b)	64,231	1,328,939
Graco Inc	45,386	3,820,140
ITT Inc	22,363	3,377,260
Lincoln Electric Holdings Inc	14,978	2,977,327
Middleby Corp/The (b)	14,451	2,473,144
Nordson Corp	15,398	3,390,948
Oshkosh Corp	17,705	2,060,862
Pentair PLC	44,815	4,646,419
RBC Bearings Inc (b)	7,714	2,690,258
Snap-on Inc	14,043	4,987,372
Timken Co/The	17,530	1,407,133
Toro Co/The	27,852	2,319,236
		48,712,289
Marine Transportation - 0.2%
Kirby Corp (b)	15,745	1,718,566
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	34,065	2,495,261
American Airlines Group Inc (b)	177,694	3,006,583
		5,501,844
Professional Services - 2.1%
CACI International Inc (b)	5,991	2,314,084
Clarivate PLC (b)(c)	110,837	600,737
Concentrix Corp	12,762	667,197
Dayforce Inc (b)(c)	40,883	2,892,063
Dun & Bradstreet Holdings Inc	82,060	1,009,338
FTI Consulting Inc (b)	9,542	1,864,030
Genpact Ltd	47,102	2,293,396
KBR Inc	36,123	1,965,814
ManpowerGroup Inc	12,771	769,070
Parsons Corp (b)	12,415	984,137
Paycor HCM Inc (b)	22,213	491,574
Paylocity Holding Corp (b)	11,774	2,419,792
Robert Half Inc	27,450	1,778,486
Science Applications International Corp	13,391	1,449,977
		21,499,695
Trading Companies & Distributors - 1.3%
Air Lease Corp Class A	28,312	1,308,014
Core & Main Inc Class A (b)	52,078	2,939,282
MSC Industrial Direct Co Inc Class A	12,453	1,001,346
SiteOne Landscape Supply Inc (b)	12,100	1,721,830
Watsco Inc	9,386	4,492,046
Wesco International Inc	11,415	2,111,775
		13,574,293
TOTAL INDUSTRIALS		205,011,610

Information Technology - 11.6%
Communications Equipment - 1.3%
Ciena Corp (b)	39,069	3,404,473
F5 Inc (b)	15,855	4,713,057
Juniper Networks Inc	88,388	3,081,206
Lumentum Holdings Inc (b)	18,443	1,568,762
Ubiquiti Inc (c)	1,131	456,403
		13,223,901
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (b)	14,235	1,659,089
Avnet Inc	23,554	1,216,800
Cognex Corp	46,644	1,861,096
Coherent Corp (b)	33,848	3,062,906
Crane NXT Co	13,305	851,120
Ingram Micro Holding Corp	4,809	112,145
IPG Photonics Corp (b)	7,329	537,435
Jabil Inc	29,992	4,871,001
Littelfuse Inc	6,621	1,578,182
TD SYNNEX Corp	20,457	2,915,327
Vontier Corp	40,705	1,569,178
		20,234,279
IT Services - 0.8%
Amdocs Ltd	30,461	2,686,356
DXC Technology Co (b)	48,528	1,054,028
Globant SA (b)	11,414	2,434,834
Kyndryl Holdings Inc (b)	61,711	2,342,550
		8,517,768
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology Inc	30,597	752,992
Astera Labs Inc (b)	29,350	2,976,677
Cirrus Logic Inc (b)	14,593	1,465,721
Lattice Semiconductor Corp (b)	36,964	2,107,687
MACOM Technology Solutions Holdings Inc (b)	15,142	2,002,530
MKS Instruments Inc	18,149	2,055,919
Onto Innovation Inc (b)	13,293	2,721,875
Qorvo Inc (b)	25,691	2,131,839
Universal Display Corp	12,662	1,898,287
Wolfspeed Inc (b)(c)	33,827	207,359
		18,320,886
Software - 5.4%
Appfolio Inc Class A (b)	6,149	1,438,313
Aspen Technology Inc (b)	7,299	1,923,651
Bentley Systems Inc Class B	38,030	1,770,297
BILL Holdings Inc (b)	27,363	2,647,918
Ccc Intelligent Solutions Holdings Inc Class A (b)	122,720	1,363,419
Confluent Inc Class A (b)	67,203	1,994,585
Dolby Laboratories Inc Class A	15,856	1,327,623
DoubleVerify Holdings Inc (b)	39,331	810,612
Dropbox Inc Class A (b)	64,230	2,064,995
Dynatrace Inc (b)	80,039	4,622,252
Elastic NV (b)	23,632	2,660,491
Five9 Inc (b)	20,124	824,883
Gen Digital Inc	147,563	3,970,920
Gitlab Inc Class A (b)	33,118	2,409,666
Guidewire Software Inc (b)	22,217	4,693,786
HashiCorp Inc Class A (b)	39,415	1,347,993
Informatica Inc Class A (b)	21,911	562,673
Manhattan Associates Inc (b)	16,625	3,467,809
nCino Inc (b)	22,632	769,714
Nutanix Inc Class A (b)	67,929	4,671,138
Pegasystems Inc	12,100	1,310,309
Procore Technologies Inc (b)	29,040	2,310,422
RingCentral Inc Class A (b)	22,294	776,277
SentinelOne Inc Class A (b)	75,728	1,813,686
Teradata Corp (b)	25,917	827,011
UiPath Inc Class A (b)	115,799	1,646,662
Unity Software Inc (b)	81,992	1,820,222
		55,847,327
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage Inc Class A (b)	83,324	5,648,534
TOTAL INFORMATION TECHNOLOGY		121,792,695

Materials - 6.4%
Chemicals - 1.7%
Ashland Inc	13,197	837,878
Axalta Coating Systems Ltd (b)	59,078	2,123,263
Chemours Co/The	40,455	768,240
Element Solutions Inc	60,748	1,567,906
FMC Corp	33,795	1,885,085
Huntsman Corp	44,361	746,595
Mosaic Co/The	86,840	2,421,968
NewMarket Corp	1,825	908,887
Olin Corp	31,822	932,066
RPM International Inc	34,503	4,368,080
Scotts Miracle-Gro Co/The	11,523	817,672
		17,377,640
Construction Materials - 0.2%
Eagle Materials Inc	9,030	2,318,362
Containers & Packaging - 2.9%
AptarGroup Inc	17,912	2,814,871
Avery Dennison Corp	21,745	4,038,699
Berry Global Group Inc	31,087	2,111,429
Crown Holdings Inc	31,730	2,787,798
Graphic Packaging Holding CO	80,608	2,211,077
Packaging Corp of America	24,061	5,116,812
Sealed Air Corp	39,472	1,374,810
Silgan Holdings Inc	22,487	1,237,235
Smurfit WestRock PLC	140,318	7,449,483
Sonoco Products Co	26,562	1,265,414
		30,407,628
Metals & Mining - 1.5%
Alcoa Corp	66,965	2,365,204
ATI Inc (b)	33,490	1,911,944
Cleveland-Cliffs Inc (b)	130,780	1,339,187
MP Materials Corp (b)(c)	35,540	780,458
Reliance Inc	14,607	4,228,727
Royal Gold Inc	17,820	2,491,592
United States Steel Corp	60,474	2,228,467
		15,345,579
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	16,993	1,987,671
TOTAL MATERIALS		67,436,880

Real Estate - 7.0%
Health Care REITs - 0.5%
Healthcare Realty Trust Inc	95,776	1,604,248
Medical Properties Trust Inc (c)	160,807	754,185
Omega Healthcare Investors Inc	73,148	2,710,865
		5,069,298
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts Inc	188,857	3,155,800
Park Hotels & Resorts Inc	55,287	745,821
		3,901,621
Industrial REITs - 1.0%
Americold Realty Trust Inc	77,069	1,683,958
EastGroup Properties Inc	13,339	2,262,561
First Industrial Realty Trust Inc	35,862	1,914,672
Rexford Industrial Realty Inc	59,697	2,427,280
STAG Industrial Inc Class A	49,138	1,679,537
		9,968,008
Office REITs - 0.8%
BXP Inc	42,551	3,112,180
Cousins Properties Inc	43,704	1,334,283
Highwoods Properties Inc	28,320	843,653
Kilroy Realty Corp	31,696	1,236,778
Vornado Realty Trust	47,479	2,053,942
		8,580,836
Real Estate Management & Development - 0.8%
Howard Hughes Holdings Inc (b)	8,409	642,195
Jones Lang LaSalle Inc (b)	12,818	3,624,931
Seaport Entertainment Group Inc (c)	2,104	55,987
Zillow Group Inc Class A (b)	12,704	1,006,157
Zillow Group Inc Class C (b)	41,957	3,449,705
		8,778,975
Residential REITs - 0.9%
American Homes 4 Rent Class A	91,535	3,169,857
Camden Property Trust	28,059	3,190,589
Equity LifeStyle Properties Inc	51,201	3,351,105
		9,711,551
Retail REITs - 1.6%
Agree Realty Corp	29,020	2,105,981
Brixmor Property Group Inc	81,371	2,120,528
Federal Realty Investment Trust	22,926	2,490,451
Kimco Realty Corp	178,707	4,011,973
NNN REIT Inc	50,659	1,995,458
Regency Centers Corp	49,034	3,522,603
		16,246,994
Specialized REITs - 1.1%
CubeSmart	60,723	2,532,149
EPR Properties	20,289	935,323
Gaming and Leisure Properties Inc	70,679	3,420,157
Lamar Advertising Co Class A	23,609	2,984,650
National Storage Affiliates Trust	18,982	705,181
Rayonier Inc	37,807	988,275
		11,565,735
TOTAL REAL ESTATE		73,823,018

Utilities - 2.4%
Electric Utilities - 1.2%
IDACORP Inc	14,407	1,583,906
NRG Energy Inc	55,788	5,714,923
OGE Energy Corp	54,206	2,289,119
Pinnacle West Capital Corp	30,802	2,678,542
		12,266,490
Gas Utilities - 0.4%
MDU Resources Group Inc	55,098	981,846
National Fuel Gas Co	24,693	1,729,251
UGI Corp	58,307	1,791,774
		4,502,871
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc Class A	9,539	233,991
Clearway Energy Inc Class C	22,117	573,494
		807,485
Multi-Utilities - 0.5%
NiSource Inc	126,742	4,727,477
Water Utilities - 0.2%
Essential Utilities Inc	68,268	2,422,149
TOTAL UTILITIES		24,726,472

TOTAL UNITED STATES		1,029,325,578
TOTAL COMMON STOCKS (Cost $737,124,286)		1,043,443,007

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $226,471)	4.46	227,000	226,544

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	3,610,647	3,611,369
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	25,337,542	25,340,076
TOTAL MONEY MARKET FUNDS (Cost $28,951,445)			28,951,445

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $766,302,202)	1,072,620,996
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(25,051,322)
NET ASSETS - 100.0%	1,047,569,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Mar 2025	3,900,000	117,205	117,205

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $226,544.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,441,647	37,676,004	36,506,282	84,374	-	-	3,611,369	3,610,647	0.0%
Fidelity Securities Lending Cash Central Fund	55,893,492	87,952,231	118,505,647	78,558	-	-	25,340,076	25,337,542	0.1%
Total	58,335,139	125,628,235	155,011,929	162,932	-	-	28,951,445	28,948,189

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,183,515	33,183,515	-	-
Consumer Discretionary	148,861,893	148,861,893	-	-
Consumer Staples	39,890,793	39,890,793	-	-
Energy	52,823,269	52,823,269	-	-
Financials	182,728,768	182,728,768	-	-
Health Care	91,382,900	91,382,900	-	-
Industrials	205,011,610	205,011,610	-	-
Information Technology	122,595,567	122,595,567	-	-
Materials	67,436,880	67,436,880	-	-
Real Estate	73,823,018	73,823,018	-	-
Utilities	25,704,794	25,704,794	-	-

U.S. Treasury Obligations	226,544	-	226,544	-

Money Market Funds	28,951,445	28,951,445	-	-
Total Investments in Securities:	1,072,620,996	1,072,394,452	226,544	-
Derivative Instruments:

Assets
Futures Contracts	117,205	117,205	-	-
Total Assets	117,205	117,205	-	-
Total Derivative Instruments:	117,205	117,205	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	117,205	0
Total Equity Risk	117,205	0
Total Value of Derivatives	117,205	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,117,340) - See accompanying schedule:
Unaffiliated issuers (cost $737,350,757)	$1,043,669,551
Fidelity Central Funds (cost $28,951,445)	28,951,445

Total Investment in Securities (cost $766,302,202)		$1,072,620,996
Segregated cash with brokers for derivative instruments		20,539
Dividends receivable		347,525
Distributions receivable from Fidelity Central Funds		13,566
Prepaid expenses		1,220
Receivable from investment adviser for expense reductions		63,445
Other receivables		68,834
Total assets		1,073,136,125
Liabilities
Payable for investments purchased	$668
Payable for fund shares redeemed	18,090
Accrued management fee	95,358
Payable for daily variation margin on futures contracts	36,960
Other payables and accrued expenses	84,629
Collateral on securities loaned	25,330,746
Total liabilities		25,566,451
Net Assets		$1,047,569,674
Net Assets consist of:
Paid in capital		$708,634,715
Total accumulated earnings (loss)		338,934,959
Net Assets		$1,047,569,674
Net Asset Value, offering price and redemption price per share ($1,047,569,674 ÷ 157,529,183 shares)		$6.65
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$8,411,107
Interest		7,191
Income from Fidelity Central Funds (including $78,558 from security lending)		162,932
Total income		8,581,230
Expenses
Management fee	$672,246
Custodian fees and expenses	57,878
Independent trustees' fees and expenses	1,737
Registration fees	3,325
Audit fees	28,092
Legal	2,544
Miscellaneous	2,360
Total expenses before reductions	768,182
Expense reductions	(459,592)
Total expenses after reductions		308,590
Net Investment income (loss)		8,272,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	71,837,199
Futures contracts	366,747
Total net realized gain (loss)		72,203,946
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,309,554)
Assets and liabilities in foreign currencies	(180)
Futures contracts	(9,077)
Total change in net unrealized appreciation (depreciation)		(6,318,811)
Net gain (loss)		65,885,135
Net increase (decrease) in net assets resulting from operations		$74,157,775
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,272,640	$24,408,762
Net realized gain (loss)	72,203,946	64,755,956
Change in net unrealized appreciation (depreciation)	(6,318,811)	97,086,106
Net increase (decrease) in net assets resulting from operations	74,157,775	186,250,824
Distributions to shareholders	(88,229,190)	(37,672,815)

Share transactions
Proceeds from sales of shares	567,102	228,116,525
Reinvestment of distributions	88,200,889	37,661,887
Cost of shares redeemed	(761,586,536)	(290,833,750)

Net increase (decrease) in net assets resulting from share transactions	(672,818,545)	(25,055,338)
Total increase (decrease) in net assets	(686,889,960)	123,522,671

Net Assets
Beginning of period	1,734,459,634	1,610,936,963
End of period	$1,047,569,674	$1,734,459,634

Other Information
Shares
Sold	88,235	37,001,333
Issued in reinvestment of distributions	13,940,801	6,626,293
Redeemed	(117,766,668)	(47,867,432)
Net increase (decrease)	(103,737,632)	(4,239,806)

Financial Highlights
Fidelity® SAI Small-Mid Cap 500 Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$6.64	$6.07	$9.84	$16.46	$12.19	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.04	.09	.10	.16	.20	.20
Net realized and unrealized gain (loss)	.45	.62	.38	(1.07)	5.09	(.20) C
Total from investment operations	.49	.71	.48	(.91)	5.29	-
Distributions from net investment income	(.12)	(.09)	(.11)	(.22)	(.17)	(.22)
Distributions from net realized gain	(.36)	(.05)	(4.15)	(5.48)	(.85)	(.39)
Total distributions	(.48)	(.14)	(4.25) D	(5.71) D	(1.02)	(.61)
Net asset value, end of period	$6.65	$6.64	$6.07	$9.84	$16.46	$12.19
Total Return E,F	7.91%	12.18%	8.32%	(8.94)%	46.99%	(.03)% C
Ratios to Average Net Assets B,G,H
Expenses before reductions	.13% I	.12%	.15%	.14%	.13%	.13%
Expenses net of fee waivers, if any	.05 % I	.05%	.06%	.05%	.05%	.05%
Expenses net of all reductions	.05% I	.05%	.06%	.05%	.05%	.05%
Net investment income (loss)	1.35% I	1.53%	1.77%	1.35%	1.37%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,047,570	$1,734,460	$1,610,937	$246,496	$1,087,415	$1,921,810
Portfolio turnover rate J	6 % I	31%	76%	93%	69%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than .02 per share. Excluding this reimbursement, the total return would have been (.16)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$347,285,036
Gross unrealized depreciation	(44,056,797)
Net unrealized appreciation (depreciation)	$303,228,239
Tax cost	$769,509,962

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	40,221,065	785,606,927
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	-	12,147	856
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	863
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	8,280	516	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $459,592.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	99%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Small-Mid Cap 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The total expense ratio for the fund was below the competitive median.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9868214.109
SV3-SANN-0425
Fidelity® SAI U.S. Momentum Index Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Momentum Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	15,507	4,139,903
UNITED STATES - 99.5%
Communication Services - 5.1%
Diversified Telecommunication Services - 0.8%
AT&T Inc	1,114,340	26,443,288
Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One Class C (b)	9,013	862,544
Live Nation Entertainment Inc (b)	12,721	1,840,474
Netflix Inc (b)	29,279	28,598,556
		31,301,574
Interactive Media & Services - 2.0%
Alphabet Inc Class A	78,561	16,028,015
Alphabet Inc Class C	72,913	14,990,913
Meta Platforms Inc Class A	44,072	30,373,541
		61,392,469
Media - 0.2%
Fox Corp Class A	75,555	3,866,905
Fox Corp Class B	39,818	1,935,155
		5,802,060
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	152,115	35,438,232
TOTAL COMMUNICATION SERVICES		160,377,623

Consumer Discretionary - 4.9%
Automobiles - 1.6%
General Motors Co	67,854	3,356,059
Tesla Inc (b)	118,829	48,078,213
		51,434,272
Broadline Retail - 0.1%
eBay Inc	47,436	3,200,981
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc	3,952	18,722,837
DoorDash Inc Class A (b)	24,083	4,547,593
Hilton Worldwide Holdings Inc	25,295	6,477,291
Royal Caribbean Cruises Ltd	59,490	15,860,034
		45,607,755
Household Durables - 0.8%
DR Horton Inc	41,160	5,840,604
Garmin Ltd	45,417	9,803,259
Lennar Corp Class A	13,862	1,819,249
Millrose Properties Inc (c)(d)	6,283	58,432
NVR Inc (b)	583	4,673,433
PulteGroup Inc	28,996	3,299,165
		25,494,142
Specialty Retail - 0.8%
Burlington Stores Inc (b)	2,491	707,270
Carvana Co Class A (b)	25,078	6,206,303
Dick's Sporting Goods Inc	6,094	1,462,865
TJX Cos Inc/The	110,577	13,798,904
Williams-Sonoma Inc	9,354	1,977,155
		24,152,497
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	12,107	2,147,297
TOTAL CONSUMER DISCRETIONARY		152,036,944

Consumer Staples - 12.3%
Beverages - 1.1%
Coca-Cola Co/The	497,276	31,567,081
Keurig Dr Pepper Inc	86,691	2,782,781
		34,349,862
Consumer Staples Distribution & Retail - 8.0%
Costco Wholesale Corp	100,967	98,935,544
Walmart Inc	1,536,308	150,803,993
		249,739,537
Food Products - 0.3%
Kellanova	97,776	7,991,232
Household Products - 0.4%
Colgate-Palmolive Co	118,834	10,302,908
Kimberly-Clark Corp	13,499	1,754,465
		12,057,373
Tobacco - 2.5%
Altria Group Inc	403,109	21,054,383
Philip Morris International Inc	445,540	58,009,308
		79,063,691
TOTAL CONSUMER STAPLES		383,201,695

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Kinder Morgan Inc	465,388	12,788,862
ONEOK Inc	83,725	8,135,558
Targa Resources Corp	78,079	15,365,947
Texas Pacific Land Corp	6,648	8,623,586
Williams Cos Inc/The	322,081	17,852,951
		62,766,904
Financials - 21.8%
Banks - 6.7%
Bank of America Corp	202,924	9,395,381
Citizens Financial Group Inc	105,978	5,041,373
Fifth Third Bancorp	112,744	4,995,687
First Citizens BancShares Inc/NC Class A	946	2,085,637
JPMorgan Chase & Co	570,502	152,495,185
M&T Bank Corp	16,523	3,325,089
PNC Financial Services Group Inc/The	73,518	14,773,442
Regions Financial Corp	55,627	1,370,649
Truist Financial Corp	76,621	3,648,692
Wells Fargo & Co	121,515	9,575,382
		206,706,517
Capital Markets - 6.4%
Ameriprise Financial Inc	11,297	6,138,338
Ares Management Corp Class A	15,044	2,982,022
Bank of New York Mellon Corp/The	205,558	17,663,599
Blackrock Inc	6,250	6,721,875
Blackstone Inc	58,694	10,395,294
Cboe Global Markets Inc	2,936	599,913
Goldman Sachs Group Inc/The	81,887	52,440,435
Intercontinental Exchange Inc	61,617	9,848,245
KKR & Co Inc Class A	188,917	31,562,363
Moody's Corp	29,803	14,884,810
Morgan Stanley	147,557	20,426,316
Nasdaq Inc	108,505	8,934,302
Raymond James Financial Inc	14,595	2,458,966
Robinhood Markets Inc Class A (b)	124,072	6,445,540
S&P Global Inc	11,254	5,867,948
SEI Investments Co	7,908	684,675
State Street Corp	10,556	1,072,701
Tradeweb Markets Inc Class A	4,546	576,886
		199,704,228
Consumer Finance - 1.7%
American Express Co	134,023	42,545,601
Capital One Financial Corp	13,681	2,786,956
Discover Financial Services	22,067	4,437,453
Synchrony Financial	68,787	4,744,927
		54,514,937
Financial Services - 3.0%
Apollo Global Management Inc	57,742	9,872,727
Berkshire Hathaway Inc Class B (b)	85,821	40,221,729
Corebridge Financial Inc	35,312	1,192,133
Corpay Inc (b)	2,374	903,283
Equitable Holdings Inc	63,063	3,431,888
Fidelity National Information Services Inc	23,766	1,936,216
Fiserv Inc (b)	151,578	32,746,911
PayPal Holdings Inc (b)	37,282	3,302,440
Toast Inc Class A (b)	34,328	1,404,702
		95,012,029
Insurance - 4.0%
AFLAC Inc	143,004	15,355,770
Allstate Corp/The	48,021	9,235,879
Aon PLC	6,758	2,506,002
Arch Capital Group Ltd	49,656	4,621,484
Arthur J Gallagher & Co	27,875	8,413,233
Assurant Inc	4,938	1,062,608
Brown & Brown Inc	58,255	6,096,968
Chubb Ltd	38,474	10,460,311
Cincinnati Financial Corp	12,285	1,683,659
Erie Indemnity Co Class A	5,011	2,019,182
Fidelity National Financial Inc	7,216	419,755
Hartford Financial Services Group Inc/The	73,101	8,154,417
Progressive Corp/The	178,534	43,997,919
The Travelers Companies, Inc.	31,674	7,765,831
W R Berkley Corp	9,403	553,178
Willis Towers Watson PLC	3,775	1,244,108
		123,590,304
TOTAL FINANCIALS		679,528,015

Health Care - 8.0%
Biotechnology - 2.0%
AbbVie Inc	78,888	14,507,504
Alnylam Pharmaceuticals Inc (b)	26,614	7,220,644
Amgen Inc	40,341	11,514,128
Gilead Sciences Inc	93,002	9,039,794
Incyte Corp (b)	7,150	530,244
Regeneron Pharmaceuticals Inc (b)	7,684	5,171,178
United Therapeutics Corp (b)	13,123	4,608,404
Vertex Pharmaceuticals Inc (b)	24,104	11,128,335
		63,720,231
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp (b)	417,561	42,741,545
Intuitive Surgical Inc (b)	83,848	47,950,995
ResMed Inc	30,858	7,288,042
Solventum Corp	5,435	402,516
		98,383,098
Health Care Providers & Services - 0.4%
DaVita Inc (b)	2,898	510,627
HCA Healthcare Inc	20,464	6,751,278
McKesson Corp	3,461	2,058,430
Quest Diagnostics Inc	8,312	1,355,687
Universal Health Services Inc Class B	10,203	1,923,878
		12,599,900
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co	150,950	8,898,502
Eli Lilly & Co	80,871	65,592,851
		74,491,353
TOTAL HEALTH CARE		249,194,582

Industrials - 11.6%
Aerospace & Defense - 5.4%
Axon Enterprise Inc (b)	19,120	12,469,682
GE Aerospace	302,628	61,605,982
HEICO Corp	15,072	3,601,304
HEICO Corp Class A	11,836	2,252,745
Howmet Aerospace Inc	159,071	20,135,207
Lockheed Martin Corp	29,540	13,675,543
RTX Corp	353,522	45,586,662
TransDigm Group Inc	7,817	10,579,059
		169,906,184
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	20,121	2,001,838
Building Products - 1.3%
Carlisle Cos Inc	7,901	3,077,123
Carrier Global Corp	113,699	7,433,641
Johnson Controls International plc	40,339	3,146,442
Lennox International Inc	7,038	4,169,452
Trane Technologies PLC	61,807	22,420,489
		40,247,147
Commercial Services & Supplies - 0.9%
Cintas Corp	90,048	18,060,927
Republic Services Inc	23,134	5,017,071
Veralto Corp	32,318	3,341,358
Waste Connections Inc (United States)	8,284	1,522,351
		27,941,707
Construction & Engineering - 0.4%
AECOM	4,334	456,977
EMCOR Group Inc	14,952	6,699,393
Quanta Services Inc	21,996	6,766,190
		13,922,560
Electrical Equipment - 1.0%
GE Vernova Inc	65,287	24,344,217
Vertiv Holdings Co Class A	50,806	5,945,318
		30,289,535
Industrial Conglomerates - 0.9%
3M Co	180,371	27,452,466
Machinery - 1.1%
Cummins Inc	11,947	4,256,119
Dover Corp	3,153	642,203
Parker-Hannifin Corp	23,599	16,685,673
Pentair PLC	25,053	2,597,495
Snap-on Inc	3,702	1,314,765
Westinghouse Air Brake Technologies Corp	43,546	9,054,084
		34,550,339
Passenger Airlines - 0.0%
Delta Air Lines Inc	6,422	432,008
Professional Services - 0.3%
Automatic Data Processing Inc	15,900	4,817,860
Leidos Holdings Inc	28,980	4,116,029
TransUnion	16,245	1,612,316
		10,546,205
Trading Companies & Distributors - 0.2%
United Rentals Inc	4,668	3,538,624
Watsco Inc	1,082	517,834
WW Grainger Inc	1,570	1,668,392
		5,724,850
TOTAL INDUSTRIALS		363,014,839

Information Technology - 25.2%
Communications Equipment - 1.8%
Arista Networks Inc	241,914	27,875,750
F5 Inc (b)	8,739	2,597,755
Motorola Solutions Inc	51,986	24,394,431
		54,867,936
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	255,272	18,068,152
Corning Inc	179,714	9,359,505
		27,427,657
IT Services - 1.9%
GoDaddy Inc Class A (b)	51,874	11,031,006
IBM Corporation	180,012	46,029,069
Twilio Inc Class A (b)	11,471	1,681,419
		58,741,494
Semiconductors & Semiconductor Equipment - 10.0%
Analog Devices Inc	12,466	2,641,421
Broadcom Inc	646,585	143,069,863
First Solar Inc (b)	2,942	492,844
KLA Corp	7,867	5,807,734
Marvell Technology Inc	39,498	4,457,744
Monolithic Power Systems Inc	5,267	3,357,028
NVIDIA Corp	1,103,434	132,489,320
Texas Instruments Inc	99,411	18,352,265
		310,668,219
Software - 6.3%
AppLovin Corp Class A (b)	78,489	29,008,750
DocuSign Inc (b)	7,814	755,848
Fair Isaac Corp (b)	7,929	14,855,457
Fortinet Inc (b)	56,197	5,669,153
Gen Digital Inc	68,974	1,856,090
MicroStrategy Inc Class A (b)(e)	60,539	20,267,852
Oracle Corp	303,320	51,582,600
Palantir Technologies Inc Class A (b)	580,760	47,906,892
Samsara Inc Class A (b)	33,218	1,710,727
Servicenow Inc (b)	15,479	15,763,504
Tyler Technologies Inc (b)	9,698	5,834,705
		195,211,578
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	545,700	128,785,200
Dell Technologies Inc Class C	10,762	1,114,943
HP Inc	97,557	3,170,603
NetApp Inc	26,443	3,228,690
		136,299,436
TOTAL INFORMATION TECHNOLOGY		783,216,320

Materials - 0.8%
Chemicals - 0.1%
International Flavors & Fragrances Inc	29,703	2,586,834
Construction Materials - 0.0%
CRH PLC	25,061	2,481,791
Containers & Packaging - 0.4%
Amcor PLC	161,362	1,568,438
International Paper Co	87,098	4,845,262
Packaging Corp of America	16,966	3,607,990
Smurfit WestRock PLC	29,870	1,585,798
		11,607,488
Metals & Mining - 0.3%
Newmont Corp	199,725	8,532,252
TOTAL MATERIALS		25,208,365

Real Estate - 2.5%
Health Care REITs - 1.0%
Healthpeak Properties Inc	78,776	1,627,512
Ventas Inc	104,556	6,317,274
Welltower Inc	172,080	23,485,478
		31,430,264
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	76,338	11,049,162
Zillow Group Inc Class C (b)	7,339	603,413
		11,652,575
Residential REITs - 0.5%
AvalonBay Communities Inc	26,855	5,948,651
Camden Property Trust	19,906	2,263,511
Equity Residential	35,016	2,473,180
Essex Property Trust Inc	10,404	2,960,666
Mid-America Apartment Communities Inc	12,953	1,976,369
UDR Inc	32,182	1,343,277
		16,965,654
Retail REITs - 0.1%
Realty Income Corp	64,821	3,541,819
Specialized REITs - 0.5%
Extra Space Storage Inc	14,695	2,263,030
Iron Mountain Inc	104,312	10,594,970
Public Storage Operating Co	5,788	1,727,602
		14,585,602
TOTAL REAL ESTATE		78,175,914

Utilities - 5.3%
Electric Utilities - 3.8%
Alliant Energy Corp	42,082	2,477,788
American Electric Power Co Inc	37,879	3,725,778
Constellation Energy Corp	111,635	33,488,268
Duke Energy Corp	122,528	13,721,911
Edison International	45,942	2,480,868
Entergy Corp	97,527	7,907,489
Evergy Inc	17,932	1,150,696
FirstEnergy Corp	37,163	1,479,087
NextEra Energy Inc	297,997	21,324,666
NRG Energy Inc	68,330	6,999,725
PPL Corp	151,589	5,093,390
Southern Co/The	204,917	17,202,783
		117,052,449
Gas Utilities - 0.0%
Atmos Energy Corp	5,753	819,860
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	154,248	25,918,291
Multi-Utilities - 0.7%
Ameren Corp	10,361	976,006
CMS Energy Corp	9,790	646,140
Consolidated Edison Inc	8,527	799,321
NiSource Inc	120,389	4,490,510
Public Service Enterprise Group Inc	141,841	11,849,397
WEC Energy Group Inc	26,783	2,658,481
		21,419,855
Water Utilities - 0.0%
American Water Works Co Inc	4,434	552,654
TOTAL UTILITIES		165,763,109

TOTAL UNITED STATES		3,102,484,310
TOTAL COMMON STOCKS (Cost $2,857,065,298)		3,106,624,213

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $70,835)	4.46	71,000	70,857

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	9,604,932	9,606,853
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	5,135,086	5,135,600
TOTAL MONEY MARKET FUNDS (Cost $14,742,453)			14,742,453

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,871,878,586)	3,121,437,523
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,095,048)
NET ASSETS - 100.0%	3,118,342,475

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Mar 2025	11,224,413	151,707	151,707

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $70,857.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	865,005	95,422,174	86,680,326	96,576	-	-	9,606,853	9,604,932	0.0%
Fidelity Securities Lending Cash Central Fund	84,800	43,274,185	38,223,385	2,288	-	-	5,135,600	5,135,086	0.0%
Total	949,805	138,696,359	124,903,711	98,864	-	-	14,742,453	14,740,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	160,377,623	160,377,623	-	-
Consumer Discretionary	156,176,847	156,118,415	-	58,432
Consumer Staples	383,201,695	383,201,695	-	-
Energy	62,766,904	62,766,904	-	-
Financials	679,528,015	679,528,015	-	-
Health Care	249,194,582	249,194,582	-	-
Industrials	363,014,839	363,014,839	-	-
Information Technology	783,216,320	783,216,320	-	-
Materials	25,208,365	25,208,365	-	-
Real Estate	78,175,914	78,175,914	-	-
Utilities	165,763,109	165,763,109	-	-

U.S. Treasury Obligations	70,857	-	70,857	-

Money Market Funds	14,742,453	14,742,453	-	-
Total Investments in Securities:	3,121,437,523	3,121,308,234	70,857	58,432
Derivative Instruments:

Assets
Futures Contracts	151,707	151,707	-	-
Total Assets	151,707	151,707	-	-
Total Derivative Instruments:	151,707	151,707	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	151,707	0
Total Equity Risk	151,707	0
Total Value of Derivatives	151,707	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,954,892) - See accompanying schedule:
Unaffiliated issuers (cost $2,857,136,133)	$3,106,695,070
Fidelity Central Funds (cost $14,742,453)	14,742,453

Total Investment in Securities (cost $2,871,878,586)		$3,121,437,523
Segregated cash with brokers for derivative instruments		573,828
Receivable for investments sold		221,430,075
Receivable for fund shares sold		497,917
Dividends receivable		1,237,387
Distributions receivable from Fidelity Central Funds		33,436
Prepaid expenses		476
Other receivables		596
Total assets		3,345,211,238
Liabilities
Payable for investments purchased
Regular delivery	$220,816,631
Delayed delivery	58,432
Payable for fund shares redeemed	530,191
Accrued management fee	224,887
Payable for daily variation margin on futures contracts	57,627
Other payables and accrued expenses	45,395
Collateral on securities loaned	5,135,600
Total liabilities		226,868,763
Net Assets		$3,118,342,475
Net Assets consist of:
Paid in capital		$2,884,692,432
Total accumulated earnings (loss)		233,650,043
Net Assets		$3,118,342,475
Net Asset Value, offering price and redemption price per share ($3,118,342,475 ÷ 177,548,364 shares)		$17.56
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$7,981,254
Interest		4,699
Income from Fidelity Central Funds (including $2,288 from security lending)		98,864
Total income		8,084,817
Expenses
Management fee	$594,864
Custodian fees and expenses	19,448
Independent trustees' fees and expenses	1,108
Registration fees	30,479
Audit fees	27,788
Legal	3,248
Interest	1,933
Miscellaneous	1,160
Total expenses		680,028
Net Investment income (loss)		7,404,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,573,428
Futures contracts	69,837
Total net realized gain (loss)		39,643,265
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	109,837,640
Futures contracts	139,622
Total change in net unrealized appreciation (depreciation)		109,977,262
Net gain (loss)		149,620,527
Net increase (decrease) in net assets resulting from operations		$157,025,316
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,404,789	$3,045,104
Net realized gain (loss)	39,643,265	29,592,126
Change in net unrealized appreciation (depreciation)	109,977,262	87,584,673
Net increase (decrease) in net assets resulting from operations	157,025,316	120,221,903
Distributions to shareholders	(81,440,685)	(55,039,241)

Share transactions
Proceeds from sales of shares	2,425,419,526	337,347,841
Reinvestment of distributions	78,621,575	50,595,189
Cost of shares redeemed	(106,978,176)	(142,340,861)

Net increase (decrease) in net assets resulting from share transactions	2,397,062,925	245,602,169
Total increase (decrease) in net assets	2,472,647,556	310,784,831

Net Assets
Beginning of period	645,694,919	334,910,088
End of period	$3,118,342,475	$645,694,919

Other Information
Shares
Sold	139,614,529	22,317,838
Issued in reinvestment of distributions	4,709,888	4,023,283
Redeemed	(6,290,909)	(9,948,777)
Net increase (decrease)	138,033,508	16,392,344

Financial Highlights
Fidelity® SAI U.S. Momentum Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$14.48	$13.95	$19.05	$15.74	$13.77
Income from Investment Operations
Net investment income (loss) A,B	.11	.10	.30	.19	.10	.19
Net realized and unrealized gain (loss)	2.10	4.17	.52 C	(1.81)	4.66	2.07
Total from investment operations	2.21	4.27	.82	(1.62)	4.76	2.26
Distributions from net investment income	(.08)	(.11)	(.29)	(.10)	(.18)	(.22)
Distributions from net realized gain	(.90)	(2.30)	-	(3.38)	(1.27)	(.08)
Total distributions	(.99) D	(2.41)	(.29)	(3.48)	(1.45)	(.29) D
Net asset value, end of period	$17.56	$16.34	$14.48	$13.95	$19.05	$15.74
Total Return E,F	13.95%	35.08%	5.99% C	(11.06)%	32.98%	16.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.12% I	.13%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.12 % I	.13%	.11%	.11%	.11%	.11%
Expenses net of all reductions	.12% I	.13%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.26% I	.68%	2.15%	1.25%	.58%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$3,118,342	$645,695	$334,910	$4,524,235	$2,908,860	$1,798,387
Portfolio turnover rate J	135 % I	104%	85%	138%	128%	163%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.95%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$293,490,951
Gross unrealized depreciation	(47,271,506)
Net unrealized appreciation (depreciation)	$246,219,445
Tax cost	$2,875,369,785

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	3,183,485,004	870,760,819
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Momentum Index Fund	Borrower	4,649,667	4.99%	1,933

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Momentum Index Fund	542
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Momentum Index Fund	248	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Momentum Index Fund	67%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Momentum Index Fund	73%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Momentum Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9878818.107
SY1-SANN-0425
Fidelity® Real Estate Index Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Real Estate - 99.7%
Diversified REITs - 2.0%
Alexander & Baldwin Inc	138,659	2,475,063
American Assets Trust Inc	93,813	2,277,780
Armada Hoffler Properties Inc Class A	155,365	1,519,470
Broadstone Net Lease Inc Class A	362,140	5,700,084
CTO Realty Growth Inc	23,497	461,246
Empire State Realty Trust Inc Class A	262,519	2,509,682
Essential Properties Realty Trust Inc	319,376	10,251,970
Gladstone Commercial Corp	76,632	1,242,205
Global Net Lease Inc	391,298	2,813,433
NexPoint Diversified Real Estate Trust	76,231	421,556
One Liberty Properties Inc	35,047	899,656
WP Carey Inc	414,997	23,202,482
		53,774,627
Health Care REITs - 11.1%
Alexandria Real Estate Equities Inc	298,693	29,077,764
American Healthcare REIT Inc (b)	269,699	7,629,785
CareTrust REIT Inc	277,413	7,351,445
Community Healthcare Trust Inc	56,287	1,116,171
Diversified Healthcare Trust	323,164	801,446
Global Medical REIT Inc	135,752	1,064,295
Healthcare Realty Trust Inc	725,690	12,155,308
Healthpeak Properties Inc	1,345,644	27,801,005
LTC Properties Inc	83,994	2,889,394
Medical Properties Trust Inc (b)	1,141,387	5,353,105
National Health Investors Inc	82,516	5,620,165
Omega Healthcare Investors Inc	473,402	17,544,278
Sabra Health Care REIT Inc	442,885	7,400,608
Sila Realty Trust Inc	89,766	2,231,583
Universal Health Realty Income Trust	26,808	1,046,583
Ventas Inc	768,031	46,404,433
Welltower Inc	949,997	129,655,591
		305,142,959
Hotel & Resort REITs - 2.4%
Apple Hospitality REIT Inc	438,230	6,766,271
Chatham Lodging Trust	92,195	805,783
DiamondRock Hospitality Co	396,025	3,477,100
Host Hotels & Resorts Inc	1,332,096	22,259,324
Park Hotels & Resorts Inc	406,260	5,480,447
Pebblebrook Hotel Trust	228,289	2,997,435
RLJ Lodging Trust	299,685	2,921,929
Ryman Hospitality Properties Inc	107,077	11,225,953
Service Properties Trust	337,346	961,436
Summit Hotel Properties Inc	206,618	1,386,407
Sunstone Hotel Investors Inc	367,630	4,165,248
Xenia Hotels & Resorts Inc	193,951	2,901,507
		65,348,840
Industrial REITs - 11.0%
Americold Realty Trust Inc	513,208	11,213,595
EastGroup Properties Inc	90,854	15,410,655
First Industrial Realty Trust Inc	250,165	13,356,309
Lineage Inc (b)	121,772	7,306,320
LXP Industrial Trust	565,642	4,706,141
Plymouth Industrial REIT Inc	81,336	1,366,445
Prologis Inc	1,749,151	208,586,258
Rexford Industrial Realty Inc	414,850	16,867,801
STAG Industrial Inc Class A	345,427	11,806,695
Terreno Realty Corp	182,279	11,924,692
		302,544,911
Office REITs - 3.3%
Brandywine Realty Trust	335,492	1,841,851
BXP Inc	282,140	20,635,720
COPT Defense Properties	211,771	6,234,538
Cousins Properties Inc	287,118	8,765,713
Douglas Emmett Inc	315,889	5,799,722
Easterly Government Properties Inc	197,656	2,245,372
Highwoods Properties Inc	200,937	5,985,913
Hudson Pacific Properties Inc	250,467	783,962
JBG SMITH Properties	165,384	2,565,106
Kilroy Realty Corp	212,179	8,279,225
NET Lease Office Properties	28,142	898,293
Office Properties Income Trust	117,351	106,624
Orion Office REIT Inc	112,005	453,620
Paramount Group Inc	319,150	1,560,644
Peakstone Realty Trust (b)	72,974	784,471
Piedmont Office Realty Trust Inc Class A1	238,707	2,086,299
SL Green Realty Corp	122,421	8,249,951
Vornado Realty Trust	305,078	13,197,674
		90,474,698
Real Estate Management & Development - 8.6%
Anywhere Real Estate Inc (c)	193,806	699,639
CBRE Group Inc Class A (c)	577,298	83,558,113
Compass Inc Class A (c)	748,479	5,426,473
CoStar Group Inc (c)	772,253	59,154,580
Cushman & Wakefield PLC (c)	431,238	5,946,772
eXp World Holdings Inc (b)	148,137	1,685,799
Forestar Group Inc (c)	37,710	899,760
Howard Hughes Holdings Inc (b)(c)	61,283	4,680,183
Jones Lang LaSalle Inc (c)	89,531	25,319,367
Kennedy-Wilson Holdings Inc	211,120	1,910,636
Landbridge Co LLC Class A (b)	17,226	1,117,451
Marcus & Millichap Inc	47,286	1,804,434
Newmark Group Inc Class A	272,852	3,855,399
Opendoor Technologies Inc Class A (b)(c)	1,110,623	1,532,660
Redfin Corp (b)(c)	228,067	1,824,536
RMR Group Inc/The Class A	32,734	611,143
Seritage Growth Properties Class A (c)	64,748	242,157
St Joe Co/The	69,216	3,329,290
Tejon Ranch Co (b)(c)	36,290	588,623
Zillow Group Inc Class A (c)	105,154	8,328,197
Zillow Group Inc Class C (c)	296,441	24,373,379
		236,888,591
Residential REITs - 12.8%
American Homes 4 Rent Class A	620,756	21,496,780
Apartment Investment and Management Co Class A	241,718	2,185,131
AvalonBay Communities Inc	267,892	59,340,758
BRT Apartments Corp (b)	7,516	128,824
Camden Property Trust	202,041	22,974,082
Centerspace	28,030	1,702,823
Elme Communities	167,876	2,561,788
Equity LifeStyle Properties Inc	335,172	21,937,007
Equity Residential	643,778	45,470,040
Essex Property Trust Inc	121,160	34,478,501
Independence Realty Trust Inc	423,297	8,131,535
Invitation Homes Inc	1,156,821	36,034,974
Mid-America Apartment Communities Inc	220,279	33,610,170
NexPoint Residential Trust Inc	44,390	1,752,517
Sun Communities Inc	235,384	29,776,076
UDR Inc	589,184	24,592,540
UMH Properties Inc	125,671	2,260,821
Veris Residential Inc	137,923	2,198,493
		350,632,860
Retail REITs - 13.6%
Acadia Realty Trust	196,660	4,531,046
Agree Realty Corp	190,580	13,830,391
Alexander's Inc	4,594	872,630
Brixmor Property Group Inc	567,525	14,789,702
CBL & Associates Properties Inc	24,859	760,933
Curbline Properties Corp	177,459	4,342,422
Federal Realty Investment Trust	141,093	15,326,933
Getty Realty Corp	98,265	3,047,198
InvenTrust Properties Corp	141,447	4,206,634
Kimco Realty Corp	1,273,884	28,598,696
Kite Realty Group Trust	413,114	9,563,589
Macerich Co/The	469,099	9,747,877
NETSTREIT Corp	143,217	2,073,782
NNN REIT Inc	347,108	13,672,584
Phillips Edison & Co Inc	229,784	8,348,053
Realty Income Corp	1,632,261	89,186,741
Regency Centers Corp	331,553	23,818,768
Retail Opportunity Investments Corp	239,903	4,191,105
Saul Centers Inc	24,084	879,548
Simon Property Group Inc	615,351	106,984,925
SITE Centers Corp	96,604	1,447,128
Tanger Inc	204,244	6,703,288
Urban Edge Properties	223,054	4,536,918
Whitestone REIT	87,488	1,172,339
		372,633,230
Specialized REITs - 34.9%
American Tower Corp	883,076	163,324,906
Crown Castle Inc	824,513	73,612,521
CubeSmart	427,247	17,816,200
Digital Realty Trust Inc	608,621	99,728,637
EPR Properties	145,487	6,706,951
Equinix Inc	179,293	163,812,842
Extra Space Storage Inc	400,423	61,665,142
Farmland Partners Inc (b)	86,070	1,004,437
Four Corners Property Trust Inc	174,422	4,784,395
Gaming and Leisure Properties Inc	512,648	24,807,037
Gladstone Land Corp	70,059	760,840
Iron Mountain Inc	553,423	56,211,174
Lamar Advertising Co Class A	165,165	20,880,159
National Storage Affiliates Trust	142,197	5,282,619
Outfront Media Inc	255,853	4,707,695
PotlatchDeltic Corp	151,807	6,790,327
Public Storage Operating Co	299,137	89,286,412
Rayonier Inc	276,950	7,239,473
Safehold Inc	91,800	1,488,078
SBA Communications Corp Class A	204,468	40,394,698
Uniti Group Inc	455,830	2,484,274
VICI Properties Inc	1,975,218	58,802,240
Weyerhaeuser Co	1,381,401	42,298,499
		953,889,556
TOTAL COMMON STOCKS (Cost $2,366,291,375)		2,731,330,272

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $496,840)	4.46	498,000	497,000

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	4,754,667	4,755,618
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	19,930,463	19,932,456
TOTAL MONEY MARKET FUNDS (Cost $24,688,073)			24,688,074

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,391,476,288)	2,756,515,346
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,804,146)
NET ASSETS - 100.0%	2,739,711,200

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	95	Mar 2025	3,462,750	(62,914)	(62,914)
CME E-mini S&P MidCap 400 Index Contracts (United States)	13	Mar 2025	4,225,000	126,022	126,022

TOTAL FUTURES CONTRACTS					63,108
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $497,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,753,491	95,828,110	98,825,983	150,812	-	-	4,755,618	4,754,667	0.0%
Fidelity Securities Lending Cash Central Fund	14,078,636	114,645,112	108,791,293	45,862	-	1	19,932,456	19,930,463	0.1%
Total	21,832,127	210,473,222	207,617,276	196,674	-	1	24,688,074	24,685,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	2,731,330,272	2,731,330,272	-	-

U.S. Treasury Obligations	497,000	-	497,000	-

Money Market Funds	24,688,074	24,688,074	-	-
Total Investments in Securities:	2,756,515,346	2,756,018,346	497,000	-
Derivative Instruments:

Assets
Futures Contracts	126,022	126,022	-	-
Total Assets	126,022	126,022	-	-

Liabilities
Futures Contracts	(62,914)	(62,914)	-	-
Total Liabilities	(62,914)	(62,914)	-	-
Total Derivative Instruments:	63,108	63,108	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	126,022	(62,914)
Total Equity Risk	126,022	(62,914)
Total Value of Derivatives	126,022	(62,914)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,175,867) - See accompanying schedule:
Unaffiliated issuers (cost $2,366,788,215)	$2,731,827,272
Fidelity Central Funds (cost $24,688,073)	24,688,074

Total Investment in Securities (cost $2,391,476,288)		$2,756,515,346
Receivable for fund shares sold		5,315,688
Dividends receivable		2,035,458
Distributions receivable from Fidelity Central Funds		32,561
Other receivables		326,607
Total assets		2,764,225,660
Liabilities
Payable for fund shares redeemed	$4,299,201
Accrued management fee	156,864
Payable for daily variation margin on futures contracts	40,949
Other payables and accrued expenses	95,026
Collateral on securities loaned	19,922,420
Total liabilities		24,514,460
Net Assets		$2,739,711,200
Net Assets consist of:
Paid in capital		$2,587,414,104
Total accumulated earnings (loss)		152,297,096
Net Assets		$2,739,711,200
Net Asset Value, offering price and redemption price per share ($2,739,711,200 ÷ 167,320,222 shares)		$16.37
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$36,158,777
Interest		16,927
Income from Fidelity Central Funds (including $45,862 from security lending)		196,674
Total income		36,372,378
Expenses
Management fee	$970,457
Independent trustees' fees and expenses	3,576
Total expenses before reductions	974,033
Expense reductions	(689)
Total expenses after reductions		973,344
Net Investment income (loss)		35,399,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,531,044
Futures contracts	38,560
Total net realized gain (loss)		3,569,604
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20,409,161
Fidelity Central Funds	1
Futures contracts	(296,966)
Total change in net unrealized appreciation (depreciation)		20,112,196
Net gain (loss)		23,681,800
Net increase (decrease) in net assets resulting from operations		$59,080,834
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,399,034	$80,938,902
Net realized gain (loss)	3,569,604	(17,610,274)
Change in net unrealized appreciation (depreciation)	20,112,196	200,762,871
Net increase (decrease) in net assets resulting from operations	59,080,834	264,091,499
Distributions to shareholders	(60,604,991)	(74,163,935)

Share transactions
Proceeds from sales of shares	419,286,182	582,720,334
Reinvestment of distributions	53,239,279	64,941,837
Cost of shares redeemed	(457,525,618)	(600,106,753)

Net increase (decrease) in net assets resulting from share transactions	14,999,843	47,555,418
Total increase (decrease) in net assets	13,475,686	237,482,982

Net Assets
Beginning of period	2,726,235,514	2,488,752,532
End of period	$2,739,711,200	$2,726,235,514

Other Information
Shares
Sold	24,830,481	39,317,946
Issued in reinvestment of distributions	3,250,783	4,293,111
Redeemed	(27,033,306)	(40,308,949)
Net increase (decrease)	1,047,958	3,302,108

Financial Highlights
Fidelity® Real Estate Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.40	$15.27	$17.43	$18.44	$13.58	$16.82
Income from Investment Operations
Net investment income (loss) A,B	.22	.49	.49	.44	.39	.51
Net realized and unrealized gain (loss)	.12	1.09	(2.18)	(1.19)	4.88	(3.15)
Total from investment operations	.34	1.58	(1.69)	(.75)	5.27	(2.64)
Distributions from net investment income	(.37)	(.45)	(.47)	(.26)	(.41)	(.47)
Distributions from net realized gain	-	-	-	-	-	(.13)
Total distributions	(.37)	(.45)	(.47)	(.26)	(.41)	(.60)
Net asset value, end of period	$16.37	$16.40	$15.27	$17.43	$18.44	$13.58
Total Return C,D	2.10%	10.63%	(9.70)%	(4.21)%	39.73%	(16.34)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.07% G	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07 % G	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07% G	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.55% G	3.30%	3.25%	2.45%	2.53%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,739,711	$2,726,236	$2,488,753	$2,873,997	$2,939,615	$2,082,589
Portfolio turnover rate H	12 % G	5%	13%	10%	44%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$658,244,067
Gross unrealized depreciation	(316,597,858)
Net unrealized appreciation (depreciation)	$341,646,209
Tax cost	$2,414,932,245

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(77,660,646)
Long-term	(107,869,443)
Total capital loss carryforward	$(185,530,089)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	175,232,255	167,144,699
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Index Fund	4,844	457	18,208

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Real Estate Index Fund	46,387
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $689.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.929346.113
URX-I-SANN-0425
Fidelity® SAI Real Estate Index Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Real Estate Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Real Estate - 99.6%
Diversified REITs - 2.0%
Alexander & Baldwin Inc	5,552	99,103
American Assets Trust Inc	3,690	89,593
Armada Hoffler Properties Inc Class A	6,300	61,614
Broadstone Net Lease Inc Class A	14,566	229,269
CTO Realty Growth Inc	989	19,414
Empire State Realty Trust Inc Class A	10,488	100,265
Essential Properties Realty Trust Inc	12,814	411,329
Gladstone Commercial Corp	2,996	48,565
Global Net Lease Inc	15,774	113,415
NexPoint Diversified Real Estate Trust	3,028	16,745
One Liberty Properties Inc	1,276	32,755
WP Carey Inc	16,648	930,791
		2,152,858
Health Care REITs - 11.1%
Alexandria Real Estate Equities Inc	11,989	1,167,129
American Healthcare REIT Inc (b)	10,836	306,550
CareTrust REIT Inc	11,150	295,475
Community Healthcare Trust Inc	2,275	45,113
Diversified Healthcare Trust	12,887	31,960
Global Medical REIT Inc	5,549	43,504
Healthcare Realty Trust Inc	29,139	488,078
Healthpeak Properties Inc	54,000	1,115,640
LTC Properties Inc	3,381	116,306
Medical Properties Trust Inc (b)	45,861	215,088
National Health Investors Inc	3,325	226,466
Omega Healthcare Investors Inc	19,016	704,733
Sabra Health Care REIT Inc	17,816	297,705
Sila Realty Trust Inc	3,634	90,341
Universal Health Realty Income Trust	1,081	42,202
Ventas Inc	30,825	1,862,447
Welltower Inc	38,133	5,204,393
		12,253,130
Hotel & Resort REITs - 2.4%
Apple Hospitality REIT Inc	17,653	272,562
Chatham Lodging Trust	3,663	32,014
DiamondRock Hospitality Co	15,925	139,822
Host Hotels & Resorts Inc	53,501	894,002
Park Hotels & Resorts Inc	16,400	221,236
Pebblebrook Hotel Trust	9,186	120,612
RLJ Lodging Trust	12,081	117,790
Ryman Hospitality Properties Inc	4,303	451,127
Service Properties Trust	13,678	38,982
Summit Hotel Properties Inc	8,387	56,277
Sunstone Hotel Investors Inc	14,827	167,990
Xenia Hotels & Resorts Inc	7,744	115,850
		2,628,264
Industrial REITs - 11.0%
Americold Realty Trust Inc	20,615	450,438
EastGroup Properties Inc	3,649	618,943
First Industrial Realty Trust Inc	10,054	536,783
Lineage Inc (b)	4,895	293,700
LXP Industrial Trust	22,735	189,155
Plymouth Industrial REIT Inc	3,346	56,213
Prologis Inc	70,213	8,372,900
Rexford Industrial Realty Inc	16,665	677,599
STAG Industrial Inc Class A	13,894	474,897
Terreno Realty Corp	7,314	478,482
		12,149,110
Office REITs - 3.3%
Brandywine Realty Trust	13,515	74,197
BXP Inc	11,312	827,360
COPT Defense Properties	8,527	251,035
Cousins Properties Inc	11,539	352,286
Douglas Emmett Inc	12,713	233,411
Easterly Government Properties Inc	8,003	90,914
Highwoods Properties Inc	8,080	240,703
Hudson Pacific Properties Inc (b)	10,093	31,591
JBG SMITH Properties	6,686	103,700
Kilroy Realty Corp	8,528	332,763
NET Lease Office Properties	1,075	34,314
Office Properties Income Trust	4,587	4,167
Orion Office REIT Inc	4,627	18,738
Paramount Group Inc	12,873	62,949
Peakstone Realty Trust	2,932	31,519
Piedmont Office Realty Trust Inc Class A1	9,498	83,013
SL Green Realty Corp	4,923	331,761
Vornado Realty Trust	12,253	530,065
		3,634,486
Real Estate Management & Development - 8.6%
Anywhere Real Estate Inc (c)	7,824	28,245
CBRE Group Inc Class A (c)	23,172	3,353,915
Compass Inc Class A (c)	30,085	218,116
CoStar Group Inc (c)	30,998	2,374,447
Cushman & Wakefield PLC (c)	17,331	238,994
eXp World Holdings Inc (b)	5,935	67,540
Forestar Group Inc (c)	1,541	36,768
Howard Hughes Holdings Inc (c)	2,454	187,412
Jones Lang LaSalle Inc (c)	3,594	1,016,383
Kennedy-Wilson Holdings Inc	8,432	76,310
Landbridge Co LLC Class A (b)	677	43,917
Marcus & Millichap Inc	1,898	72,428
Newmark Group Inc Class A	10,958	154,837
Opendoor Technologies Inc Class A (c)	44,831	61,867
Redfin Corp (c)	9,149	73,192
RMR Group Inc/The Class A	1,345	25,111
Seritage Growth Properties Class A (c)	2,701	10,101
St Joe Co/The	2,779	133,670
Tejon Ranch Co (b)(c)	1,498	24,298
Zillow Group Inc Class A (c)	4,199	332,561
Zillow Group Inc Class C (c)	11,920	980,062
		9,510,174
Residential REITs - 12.8%
American Homes 4 Rent Class A	24,920	862,980
Apartment Investment and Management Co Class A	9,951	89,957
AvalonBay Communities Inc	10,749	2,381,011
BRT Apartments Corp	268	4,594
Camden Property Trust	8,109	922,074
Centerspace	1,133	68,830
Elme Communities	6,781	103,478
Equity LifeStyle Properties Inc	13,462	881,088
Equity Residential	25,841	1,825,150
Essex Property Trust Inc	4,861	1,383,295
Independence Realty Trust Inc	17,049	327,511
Invitation Homes Inc	46,429	1,446,263
Mid-America Apartment Communities Inc	8,837	1,348,349
NexPoint Residential Trust Inc	1,730	68,300
Sun Communities Inc	9,450	1,195,425
UDR Inc	23,656	987,401
UMH Properties Inc	4,918	88,475
Veris Residential Inc	5,455	86,953
		14,071,134
Retail REITs - 13.6%
Acadia Realty Trust	7,851	180,887
Agree Realty Corp	7,639	554,362
Alexander's Inc	187	35,521
Brixmor Property Group Inc	22,800	594,168
CBL & Associates Properties Inc	961	29,416
Curbline Properties Corp	7,104	173,835
Federal Realty Investment Trust	5,667	615,606
Getty Realty Corp	3,956	122,676
InvenTrust Properties Corp	5,683	169,012
Kimco Realty Corp	51,129	1,147,846
Kite Realty Group Trust	16,583	383,896
Macerich Co/The	18,825	391,184
NETSTREIT Corp	5,808	84,100
NNN REIT Inc	13,946	549,333
Phillips Edison & Co Inc (b)	9,236	335,544
Realty Income Corp	65,517	3,579,849
Regency Centers Corp	13,304	955,759
Retail Opportunity Investments Corp	9,596	167,642
Saul Centers Inc	942	34,402
Simon Property Group Inc	24,695	4,293,473
SITE Centers Corp	3,938	58,991
Tanger Inc	8,190	268,796
Urban Edge Properties	8,953	182,104
Whitestone REIT	3,360	45,024
		14,953,426
Specialized REITs - 34.8%
American Tower Corp	35,448	6,556,108
Crown Castle Inc	33,117	2,956,686
CubeSmart	17,160	715,572
Digital Realty Trust Inc	24,431	4,003,264
EPR Properties	5,842	269,316
Equinix Inc	7,197	6,575,611
Extra Space Storage Inc	16,073	2,475,242
Farmland Partners Inc (b)	3,514	41,008
Four Corners Property Trust Inc (b)	7,015	192,421
Gaming and Leisure Properties Inc	20,571	995,431
Gladstone Land Corp	2,865	31,114
Iron Mountain Inc	22,222	2,257,089
Lamar Advertising Co Class A	6,630	838,165
National Storage Affiliates Trust	5,720	212,498
Outfront Media Inc	10,133	186,447
PotlatchDeltic Corp	6,093	272,540
Public Storage Operating Co	12,007	3,583,849
Rayonier Inc	11,114	290,520
Safehold Inc	3,768	61,079
SBA Communications Corp Class A	8,207	1,621,375
Uniti Group Inc	18,388	100,215
VICI Properties Inc	79,292	2,360,523
Weyerhaeuser Co	55,454	1,698,001
		38,294,074
TOTAL REAL ESTATE		109,646,656

TOTAL COMMON STOCKS (Cost $114,502,116)		109,646,656

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $14,965)	4.46	15,000	14,970

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	280,068	280,124
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	1,174,108	1,174,225
TOTAL MONEY MARKET FUNDS (Cost $1,454,349)			1,454,349

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $115,971,430)	111,115,975
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(978,754)
NET ASSETS - 100.0%	110,137,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	11	Mar 2025	400,950	6,553	6,553

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,970.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	174,317	3,803,212	3,697,405	5,455	-	-	280,124	280,068	0.0%
Fidelity Securities Lending Cash Central Fund	5,757	5,370,598	4,202,130	1,234	-	-	1,174,225	1,174,108	0.0%
Total	180,074	9,173,810	7,899,535	6,689	-	-	1,454,349	1,454,176

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	109,646,656	109,646,656	-	-

U.S. Treasury Obligations	14,970	-	14,970	-

Money Market Funds	1,454,349	1,454,349	-	-
Total Investments in Securities:	111,115,975	111,101,005	14,970	-
Derivative Instruments:

Assets
Futures Contracts	6,553	6,553	-	-
Total Assets	6,553	6,553	-	-
Total Derivative Instruments:	6,553	6,553	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,553	0
Total Equity Risk	6,553	0
Total Value of Derivatives	6,553	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,132,497) - See accompanying schedule:
Unaffiliated issuers (cost $114,517,081)	$109,661,626
Fidelity Central Funds (cost $1,454,349)	1,454,349

Total Investment in Securities (cost $115,971,430)		$111,115,975
Segregated cash with brokers for derivative instruments		47,136
Cash		39,039
Receivable for fund shares sold		285,848
Dividends receivable		69,871
Distributions receivable from Fidelity Central Funds		1,215
Prepaid expenses		55
Receivable from investment adviser for expense reductions		23,108
Other receivables		7,784
Total assets		111,590,031
Liabilities
Payable for investments purchased	$155,573
Payable for fund shares redeemed	72,498
Accrued management fee	6,002
Payable for daily variation margin on futures contracts	440
Other payables and accrued expenses	44,072
Collateral on securities loaned	1,174,225
Total liabilities		1,452,810
Net Assets		$110,137,221
Net Assets consist of:
Paid in capital		$127,251,220
Total accumulated earnings (loss)		(17,113,999)
Net Assets		$110,137,221
Net Asset Value, offering price and redemption price per share ($110,137,221 ÷ 21,458,162 shares)		$5.13
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,135,870
Interest		845
Income from Fidelity Central Funds (including $1,234 from security lending)		6,689
Total income		1,143,404
Expenses
Management fee	$26,058
Custodian fees and expenses	18,355
Independent trustees' fees and expenses	91
Registration fees	33,443
Audit fees	27,008
Legal	281
Miscellaneous	109
Total expenses before reductions	105,345
Expense reductions	(80,884)
Total expenses after reductions		24,461
Net Investment income (loss)		1,118,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	160,122
Futures contracts	(45,302)
Total net realized gain (loss)		114,820
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,662,664)
Futures contracts	3,850
Total change in net unrealized appreciation (depreciation)		(5,658,814)
Net gain (loss)		(5,543,994)
Net increase (decrease) in net assets resulting from operations		$(4,425,051)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,118,943	$2,685,524
Net realized gain (loss)	114,820	15,218,862
Change in net unrealized appreciation (depreciation)	(5,658,814)	(9,802,455)
Net increase (decrease) in net assets resulting from operations	(4,425,051)	8,101,931
Distributions to shareholders	(2,077,670)	(3,751,888)

Share transactions
Proceeds from sales of shares	117,441,516	-
Reinvestment of distributions	1,663,051	3,751,888
Cost of shares redeemed	(5,043,268)	(88,653,526)

Net increase (decrease) in net assets resulting from share transactions	114,061,299	(84,901,638)
Total increase (decrease) in net assets	107,558,578	(80,551,595)

Net Assets
Beginning of period	2,578,643	83,130,238
End of period	$110,137,221	$2,578,643

Other Information
Shares
Sold	21,745,986	-
Issued in reinvestment of distributions	320,556	549,404
Redeemed	(951,873)	(11,868,156)
Net increase (decrease)	21,114,669	(11,318,752)

Financial Highlights
Fidelity® SAI Real Estate Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.51	$7.13	$11.98	$13.17	$9.67	$11.88
Income from Investment Operations
Net investment income (loss) A,B	.08	.23	.26	.29	.28	.36
Net realized and unrealized gain (loss)	.15 C	.47	(1.38)	(.79)	3.48	(2.20)
Total from investment operations	.23	.70	(1.12)	(.50)	3.76	(1.84)
Distributions from net investment income	(1.83)	(.11)	(.34)	(.21)	(.26)	(.30)
Distributions from net realized gain	(.78)	(.20)	(3.39)	(.48)	-	(.07)
Total distributions	(2.61)	(.32) D	(3.73)	(.69)	(.26)	(.37)
Net asset value, end of period	$5.13	$7.51	$7.13	$11.98	$13.17	$9.67
Total Return E,F	2.09%	10.30%	(9.67)%	(4.24)%	39.72%	(16.04)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.28% I	.18%	.16%	.09%	.09%	.16%
Expenses net of fee waivers, if any	.07 % I	.07%	.09%	.07%	.07%	.07%
Expenses net of all reductions	.07% I	.07%	.09%	.07%	.07%	.07%
Net investment income (loss)	3.00% I	3.36%	3.10%	2.28%	2.58%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$110,137	$2,579	$83,130	$406,787	$747,826	$572,828
Portfolio turnover rate J	3 % I	7%	8%	13%	53%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,700,059
Gross unrealized depreciation	(8,616,688)
Net unrealized appreciation (depreciation)	$(4,916,629)
Tax cost	$116,039,158

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(678,885)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,097,847)

Due to large redemptions and then subscriptions in a prior period, approximately $12,097,847 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.

The Fund elected to defer to its next fiscal year approximately $152,313 of capital losses recognized during the period November 1,2024 to July 31,2024.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	114,140,317	1,118,501

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Real Estate Index Fund	44

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Real Estate Index Fund	122	11	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $79,281.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,603.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Real Estate Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9870988.108
SV8-SANN-0425
Fidelity® SAI U.S. Large Cap Index Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Large Cap Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	70,097	4,375,455
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	75,859	15,820,394
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	186,508	71,796,255
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	89,287	13,211,797
UNITED STATES - 99.0%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc	2,141,710	50,822,779
Verizon Communications Inc	1,256,560	49,495,898
		100,318,677
Entertainment - 1.4%
Electronic Arts Inc	71,254	8,757,829
Live Nation Entertainment Inc (b)	46,829	6,775,220
Netflix Inc (b)	127,589	124,623,832
Take-Two Interactive Software Inc (b)	48,759	9,045,282
Walt Disney Co/The	540,537	61,113,113
Warner Bros Discovery Inc (b)	666,664	6,959,972
		217,275,248
Interactive Media & Services - 7.2%
Alphabet Inc Class A	1,744,019	355,814,757
Alphabet Inc Class C	1,420,584	292,072,070
Match Group Inc	74,845	2,671,967
Meta Platforms Inc Class A	650,697	448,447,358
		1,099,006,152
Media - 0.4%
Charter Communications Inc Class A (b)	28,864	9,972,223
Comcast Corp Class A	1,139,388	38,351,800
Fox Corp Class A	65,942	3,374,912
Fox Corp Class B	39,347	1,912,264
Interpublic Group of Cos Inc/The	111,048	3,183,746
News Corp Class A	113,173	3,182,425
News Corp Class B	33,240	1,052,046
Omnicom Group Inc	58,297	5,059,597
Paramount Global Class B (c)	177,344	1,929,502
		68,018,515
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	145,480	33,892,475
TOTAL COMMUNICATION SERVICES		1,518,511,067

Consumer Discretionary - 11.4%
Automobile Components - 0.0%
BorgWarner Inc	65,190	2,079,560
Automobiles - 2.4%
Ford Motor Co	1,165,224	11,745,458
General Motors Co	328,214	16,233,464
Tesla Inc (b)	833,593	337,271,728
		365,250,650
Broadline Retail - 4.4%
Amazon.com Inc (b)	2,793,322	663,916,773
eBay Inc	142,987	9,648,763
		673,565,536
Distributors - 0.1%
Genuine Parts Co	41,468	4,820,655
LKQ Corp	77,488	2,897,276
Pool Corp	11,350	3,907,238
		11,625,169
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	129,214	16,949,000
Booking Holdings Inc	9,879	46,802,355
Caesars Entertainment Inc (b)	63,336	2,283,262
Carnival Corp (b)	310,109	8,580,716
Chipotle Mexican Grill Inc (b)	406,718	23,731,995
Darden Restaurants Inc	35,092	6,851,362
Domino's Pizza Inc	10,298	4,625,038
Expedia Group Inc Class A (b)	36,684	6,271,130
Hilton Worldwide Holdings Inc	72,765	18,632,934
Las Vegas Sands Corp	103,778	4,756,146
Marriott International Inc/MD Class A1	68,847	20,006,250
McDonald's Corp	213,901	61,753,219
MGM Resorts International (b)	67,450	2,325,675
Norwegian Cruise Line Holdings Ltd (b)	131,076	3,716,005
Royal Caribbean Cruises Ltd	73,835	19,684,411
Starbucks Corp	338,338	36,432,236
Wynn Resorts Ltd	27,576	2,394,976
Yum! Brands Inc	83,307	10,871,564
		296,668,274
Household Durables - 0.3%
DR Horton Inc	87,068	12,354,949
Garmin Ltd	45,855	9,897,802
Lennar Corp Class A	71,311	9,358,856
Millrose Properties Inc (d)(e)	35,655	331,591
Mohawk Industries Inc (b)	15,616	1,909,837
NVR Inc (b)	914	7,326,789
PulteGroup Inc	61,248	6,968,797
		48,148,621
Leisure Products - 0.0%
Hasbro Inc	39,087	2,260,792
Specialty Retail - 1.9%
AutoZone Inc (b)	5,046	16,905,160
Best Buy Co Inc	58,271	5,003,148
CarMax Inc (b)	46,296	3,964,789
Home Depot Inc/The	296,486	122,146,303
Lowe's Cos Inc	169,334	44,033,614
O'Reilly Automotive Inc (b)	17,232	22,305,445
Ross Stores Inc	99,033	14,910,408
TJX Cos Inc/The	336,646	42,010,054
Tractor Supply Co	159,472	8,668,898
Ulta Beauty Inc (b)	14,074	5,800,599
		285,748,418
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	45,348	8,042,921
Lululemon Athletica Inc (b)	33,717	13,965,581
NIKE Inc Class B	355,387	27,329,261
Ralph Lauren Corp Class A	11,988	2,993,404
Tapestry Inc	69,629	5,078,739
		57,409,906
TOTAL CONSUMER DISCRETIONARY		1,742,756,926

Consumer Staples - 5.5%
Beverages - 1.1%
Brown-Forman Corp Class B (c)	54,287	1,792,014
Coca-Cola Co/The	1,157,223	73,460,516
Constellation Brands Inc Class A	46,613	8,427,630
Keurig Dr Pepper Inc	336,092	10,788,553
Molson Coors Beverage Co Class B	52,066	2,850,614
Monster Beverage Corp (b)	209,021	10,181,413
PepsiCo Inc	409,526	61,711,473
		169,212,213
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	132,251	129,590,110
Dollar General Corp	65,584	4,660,399
Dollar Tree Inc (b)	60,269	4,420,731
Kroger Co/The	198,700	12,247,868
Sysco Corp	146,656	10,694,156
Target Corp	137,518	18,965,107
Walgreens Boots Alliance Inc	213,910	2,198,995
Walmart Inc	1,295,601	127,176,194
		309,953,560
Food Products - 0.6%
Archer-Daniels-Midland Co	142,779	7,314,568
Bunge Global SA	41,616	3,168,226
Conagra Brands Inc	142,658	3,693,416
General Mills Inc (c)	165,733	9,967,183
Hershey Co/The	44,126	6,585,806
Hormel Foods Corp	86,631	2,597,197
JM Smucker Co	31,717	3,390,230
Kellanova	80,292	6,562,265
Kraft Heinz Co/The	263,610	7,866,122
Lamb Weston Holdings Inc	42,505	2,547,750
McCormick & Co Inc/MD	75,210	5,808,468
Mondelez International Inc	399,167	23,147,694
The Campbell's Company	58,550	2,269,984
Tyson Foods Inc Class A	85,245	4,815,490
		89,734,399
Household Products - 1.1%
Church & Dwight Co Inc	73,153	7,719,105
Clorox Co/The	36,976	5,867,352
Colgate-Palmolive Co	243,843	21,141,188
Kimberly-Clark Corp	99,523	12,935,004
Procter & Gamble Co/The	702,895	116,673,541
		164,336,190
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	69,736	5,818,074
Kenvue Inc	572,244	12,183,075
		18,001,149
Tobacco - 0.6%
Altria Group Inc	505,898	26,423,053
Philip Morris International Inc	464,097	60,425,429
		86,848,482
TOTAL CONSUMER STAPLES		838,085,993

Energy - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	295,332	13,638,432
Halliburton Co	262,360	6,826,607
Schlumberger NV	421,556	16,980,276
		37,445,315
Oil, Gas & Consumable Fuels - 2.9%
APA Corp	110,273	2,418,286
Chevron Corp	498,847	74,422,984
ConocoPhillips	386,100	38,158,263
Coterra Energy Inc	220,032	6,099,287
Devon Energy Corp	196,179	6,689,704
Diamondback Energy Inc	55,785	9,168,823
EOG Resources Inc	167,868	21,116,116
Eqt Corp	178,128	9,105,903
Exxon Mobil Corp	1,311,849	140,144,829
Hess Corp	82,493	11,469,002
Kinder Morgan Inc	576,869	15,852,360
Marathon Petroleum Corp	95,935	13,978,689
Occidental Petroleum Corp	201,683	9,408,512
ONEOK Inc	185,172	17,993,163
Phillips 66	123,278	14,530,778
Targa Resources Corp	65,081	12,807,941
Texas Pacific Land Corp	5,626	7,297,878
Valero Energy Corp	94,500	12,568,500
Williams Cos Inc/The	363,831	20,167,152
		443,398,170
TOTAL ENERGY		480,843,485

Financials - 14.1%
Banks - 3.6%
Bank of America Corp	1,992,462	92,250,991
Citigroup Inc	564,526	45,969,352
Citizens Financial Group Inc	131,645	6,262,353
Fifth Third Bancorp	200,177	8,869,843
Huntington Bancshares Inc/OH	433,815	7,461,618
JPMorgan Chase & Co	840,326	224,619,140
KeyCorp	295,628	5,315,391
M&T Bank Corp	49,526	9,966,612
PNC Financial Services Group Inc/The	118,422	23,796,901
Regions Financial Corp	271,430	6,688,035
Truist Financial Corp	396,248	18,869,330
US Bancorp	465,648	22,248,661
Wells Fargo & Co	993,792	78,310,810
		550,629,037
Capital Markets - 3.3%
Ameriprise Financial Inc	28,953	15,731,902
Bank of New York Mellon Corp/The	217,000	18,646,810
Blackrock Inc	43,454	46,734,777
Blackstone Inc	215,505	38,168,091
Cboe Global Markets Inc	31,266	6,388,582
Charles Schwab Corp/The	446,203	36,909,912
CME Group Inc Class A	107,555	25,438,909
FactSet Research Systems Inc	11,351	5,385,028
Franklin Resources Inc	92,095	2,048,192
Goldman Sachs Group Inc/The	93,699	60,004,840
Intercontinental Exchange Inc	171,370	27,390,067
Invesco Ltd	133,968	2,576,205
KKR & Co Inc Class A	201,494	33,663,603
MarketAxess Holdings Inc	11,239	2,479,660
Moody's Corp	46,510	23,228,954
Morgan Stanley	370,272	51,256,753
MSCI Inc	23,393	13,960,241
Nasdaq Inc	123,519	10,170,554
Northern Trust Corp	59,199	6,647,456
Raymond James Financial Inc	54,619	9,202,209
S&P Global Inc	94,763	49,410,376
State Street Corp	87,515	8,893,274
T Rowe Price Group Inc	66,337	7,756,122
		502,092,517
Consumer Finance - 0.6%
American Express Co	166,104	52,729,715
Capital One Financial Corp	113,876	23,197,680
Discover Financial Services	74,942	15,070,087
Synchrony Financial	116,246	8,018,648
		99,016,130
Financial Services - 4.6%
Apollo Global Management Inc	133,424	22,812,836
Berkshire Hathaway Inc Class B (b)	547,099	256,408,889
Corpay Inc (b)	20,814	7,919,519
Fidelity National Information Services Inc	160,685	13,091,007
Fiserv Inc (b)	169,803	36,684,240
Global Payments Inc	75,984	8,574,794
Jack Henry & Associates Inc	21,805	3,796,032
Mastercard Inc Class A	244,657	135,889,838
PayPal Holdings Inc (b)	299,247	26,507,299
Visa Inc Class A	515,803	176,301,465
		687,985,919
Insurance - 2.0%
AFLAC Inc	149,236	16,024,962
Allstate Corp/The	79,047	15,203,110
American International Group Inc	186,224	13,717,260
Aon PLC	64,554	23,937,914
Arch Capital Group Ltd	111,863	10,411,089
Arthur J Gallagher & Co	74,566	22,505,510
Assurant Inc	15,289	3,290,040
Brown & Brown Inc	70,873	7,417,568
Chubb Ltd	111,900	30,423,372
Cincinnati Financial Corp	46,684	6,398,042
Erie Indemnity Co Class A	7,435	2,995,933
Everest Group Ltd	12,818	4,454,383
Globe Life Inc	25,022	3,054,936
Hartford Financial Services Group Inc/The	86,549	9,654,541
Loews Corp	53,913	4,606,866
Marsh & McLennan Cos Inc	146,593	31,793,090
MetLife Inc	173,631	15,020,818
Principal Financial Group Inc	62,761	5,174,644
Progressive Corp/The	174,855	43,091,267
Prudential Financial Inc	106,282	12,834,614
The Travelers Companies, Inc.	67,769	16,615,603
W R Berkley Corp	89,772	5,281,287
Willis Towers Watson PLC	30,067	9,909,031
		313,815,880
TOTAL FINANCIALS		2,153,539,483

Health Care - 10.4%
Biotechnology - 1.6%
AbbVie Inc	527,461	97,000,078
Amgen Inc	160,447	45,794,783
Biogen Inc (b)	43,524	6,264,409
Gilead Sciences Inc	371,980	36,156,456
Incyte Corp (b)	47,662	3,534,614
Moderna Inc (b)	101,177	3,988,397
Regeneron Pharmaceuticals Inc (b)	31,422	21,146,378
Vertex Pharmaceuticals Inc (b)	76,868	35,488,418
		249,373,533
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	517,697	66,228,977
Align Technology Inc (b)	20,927	4,585,315
Baxter International Inc	152,272	4,957,976
Becton Dickinson & Co	86,273	21,361,195
Boston Scientific Corp (b)	439,883	45,026,424
Cooper Cos Inc/The (b)	59,493	5,744,049
Dexcom Inc (b)	116,595	10,123,944
Edwards Lifesciences Corp (b)	176,051	12,754,895
GE HealthCare Technologies Inc	136,372	12,041,648
Hologic Inc (b)	69,408	5,007,093
IDEXX Laboratories Inc (b)	24,443	10,316,168
Insulet Corp (b)	20,954	5,833,175
Intuitive Surgical Inc (b)	106,312	60,797,707
Medtronic PLC	382,796	34,765,533
ResMed Inc	43,816	10,348,463
Solventum Corp	41,195	3,050,901
STERIS PLC	29,479	6,504,541
Stryker Corp	102,407	40,070,835
Teleflex Inc	13,844	2,495,242
Zimmer Biomet Holdings Inc	59,454	6,509,024
		368,523,105
Health Care Providers & Services - 2.2%
Cardinal Health Inc	72,243	8,933,569
Cencora Inc	52,343	13,306,114
Centene Corp (b)	150,708	9,649,833
Cigna Group/The	83,027	24,427,374
CVS Health Corp	375,639	21,216,091
DaVita Inc (b)	13,443	2,368,656
Elevance Health Inc	69,229	27,393,915
HCA Healthcare Inc	54,438	17,959,641
Henry Schein Inc (b)	37,165	2,973,200
Humana Inc	35,943	10,539,566
Labcorp Holdings Inc	24,983	6,240,753
McKesson Corp	37,888	22,533,888
Molina Healthcare Inc (b)	17,058	5,294,974
Quest Diagnostics Inc	33,349	5,439,222
UnitedHealth Group Inc	274,691	149,017,121
Universal Health Services Inc Class B	17,502	3,300,177
		330,594,094
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	85,772	12,996,173
Bio-Techne Corp	47,361	3,483,402
Charles River Laboratories International Inc (b)	15,243	2,511,436
Danaher Corp	191,876	42,738,460
IQVIA Holdings Inc (b)	51,478	10,365,610
Mettler-Toledo International Inc (b)	6,300	8,595,972
Revvity Inc	36,297	4,578,141
Thermo Fisher Scientific Inc	114,172	68,246,313
Waters Corp (b)	17,731	7,366,876
West Pharmaceutical Services Inc	21,625	7,386,019
		168,268,402
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	605,386	35,687,505
Eli Lilly & Co	235,186	190,754,662
Johnson & Johnson	718,629	109,339,402
Merck & Co Inc	755,059	74,614,930
Pfizer Inc	1,691,555	44,860,039
Viatris Inc	355,972	4,015,364
Zoetis Inc Class A	134,668	23,014,761
		482,286,663
TOTAL HEALTH CARE		1,599,045,797

Industrials - 8.3%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (b)	21,623	14,102,088
Boeing Co (b)	223,145	39,389,555
GE Aerospace	323,047	65,762,679
General Dynamics Corp	77,026	19,794,141
Howmet Aerospace Inc	121,260	15,349,091
Huntington Ingalls Industries Inc	11,663	2,300,643
L3Harris Technologies Inc	56,616	12,003,158
Lockheed Martin Corp	62,967	29,150,573
Northrop Grumman Corp	40,877	19,918,136
RTX Corp	397,270	51,227,967
Textron Inc	55,327	4,233,069
TransDigm Group Inc	16,785	22,715,812
		295,946,912
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	35,327	3,514,682
Expeditors International of Washington Inc	41,744	4,741,284
FedEx Corp	67,092	17,770,658
United Parcel Service Inc Class B	218,307	24,937,209
		50,963,833
Building Products - 0.5%
A O Smith Corp	35,504	2,389,419
Allegion plc	25,914	3,439,565
Builders FirstSource Inc (b)	34,379	5,750,919
Carrier Global Corp	249,080	16,284,850
Johnson Controls International plc	199,394	15,552,732
Lennox International Inc	9,577	5,673,606
Masco Corp	64,343	5,101,113
Trane Technologies PLC	67,165	24,364,105
		78,556,309
Commercial Services & Supplies - 0.6%
Cintas Corp	102,319	20,522,122
Copart Inc (b)	261,672	15,158,659
Republic Services Inc	60,742	13,173,118
Rollins Inc	83,762	4,146,219
Veralto Corp	73,842	7,634,524
Waste Management Inc	109,015	24,011,644
		84,646,286
Construction & Engineering - 0.1%
Quanta Services Inc	44,061	13,553,604
Electrical Equipment - 0.8%
AMETEK Inc	69,041	12,742,207
Eaton Corp PLC	117,965	38,508,495
Emerson Electric Co	170,200	22,117,490
GE Vernova Inc	82,277	30,679,448
Generac Holdings Inc (b)	17,735	2,648,367
Hubbell Inc	16,029	6,780,427
Rockwell Automation Inc	33,702	9,383,648
		122,860,082
Ground Transportation - 0.9%
CSX Corp	575,591	18,919,676
JB Hunt Transport Services Inc	23,800	4,075,036
Norfolk Southern Corp	67,529	17,240,154
Old Dominion Freight Line Inc	56,080	10,409,009
Uber Technologies Inc (b)	628,526	42,016,963
Union Pacific Corp	180,953	44,838,344
		137,499,182
Industrial Conglomerates - 0.4%
3M Co	162,541	24,738,740
Honeywell International Inc	194,092	43,422,262
		68,161,002
Machinery - 1.6%
Caterpillar Inc	144,111	53,528,590
Cummins Inc	40,946	14,587,013
Deere & Co	75,950	36,194,732
Dover Corp	40,960	8,342,733
Fortive Corp	103,584	8,424,487
IDEX Corp	22,584	5,065,817
Illinois Tool Works Inc	80,205	20,785,928
Ingersoll Rand Inc	120,306	11,284,703
Nordson Corp	16,240	3,576,372
Otis Worldwide Corp	119,241	11,377,976
PACCAR Inc	156,506	17,353,385
Parker-Hannifin Corp	38,421	27,165,568
Pentair PLC	49,276	5,108,936
Snap-on Inc	15,659	5,561,294
Stanley Black & Decker Inc	45,977	4,049,193
Westinghouse Air Brake Technologies Corp	51,305	10,667,336
Xylem Inc/NY	72,528	8,996,373
		252,070,436
Passenger Airlines - 0.2%
Delta Air Lines Inc	191,359	12,872,720
Southwest Airlines Co	179,161	5,502,034
United Airlines Holdings Inc (b)	98,161	10,389,360
		28,764,114
Professional Services - 0.6%
Automatic Data Processing Inc	121,609	36,848,743
Broadridge Financial Solutions Inc	34,898	8,313,402
Dayforce Inc (b)(c)	47,005	3,325,134
Equifax Inc	37,003	10,167,684
Jacobs Solutions Inc	37,127	5,202,607
Leidos Holdings Inc	39,862	5,661,600
Paychex Inc	95,601	14,117,400
Paycom Software Inc	14,493	3,008,166
Verisk Analytics Inc	42,148	12,115,021
		98,759,757
Trading Companies & Distributors - 0.3%
Fastenal Co	170,987	12,523,088
United Rentals Inc	19,590	14,850,395
WW Grainger Inc	13,227	14,055,936
		41,429,419
TOTAL INDUSTRIALS		1,273,210,936

Information Technology - 30.0%
Communications Equipment - 0.9%
Arista Networks Inc	308,336	35,529,557
Cisco Systems Inc	1,189,734	72,097,880
F5 Inc (b)	17,325	5,150,030
Juniper Networks Inc	98,973	3,450,199
Motorola Solutions Inc	49,880	23,406,190
		139,633,856
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	359,849	25,470,112
CDW Corp/DE	39,790	7,923,781
Corning Inc	229,991	11,977,931
Jabil Inc	33,651	5,465,259
Keysight Technologies Inc (b)	51,809	9,240,135
Teledyne Technologies Inc (b)	13,916	7,115,668
Trimble Inc (b)	72,958	5,468,932
Zebra Technologies Corp Class A (b)	15,406	6,038,228
		78,700,046
IT Services - 0.8%
Akamai Technologies Inc (b)	44,801	4,475,620
Cognizant Technology Solutions Corp Class A	147,993	12,225,702
EPAM Systems Inc (b)	16,915	4,295,733
Gartner Inc (b)	23,022	12,497,032
GoDaddy Inc Class A (b)	41,910	8,912,162
IBM Corporation	275,989	70,570,387
VeriSign Inc (b)	24,692	5,308,780
		118,285,416
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices Inc (b)	484,385	56,164,441
Analog Devices Inc	148,185	31,398,920
Applied Materials Inc	246,068	44,378,364
Broadcom Inc	1,394,091	308,470,516
Enphase Energy Inc (b)	40,272	2,508,139
First Solar Inc (b)	31,984	5,357,959
Intel Corp	1,287,392	25,014,027
KLA Corp	39,924	29,473,494
Lam Research Corp	384,052	31,127,415
Microchip Technology Inc	160,315	8,705,105
Micron Technology Inc	330,945	30,195,422
Monolithic Power Systems Inc	14,562	9,281,382
NVIDIA Corp	7,321,812	879,129,967
ON Semiconductor Corp (b)	127,158	6,655,450
QUALCOMM Inc	331,611	57,345,490
Skyworks Solutions Inc	47,629	4,227,549
Teradyne Inc	48,648	5,632,952
Texas Instruments Inc	272,273	50,264,319
		1,585,330,911
Software - 10.1%
Adobe Inc (b)	131,394	57,478,305
ANSYS Inc (b)	26,106	9,150,153
Autodesk Inc (b)	64,173	19,979,622
Cadence Design Systems Inc (b)	81,865	24,364,661
Crowdstrike Holdings Inc Class A (b)	69,464	27,651,534
Fair Isaac Corp (b)	7,268	13,617,034
Fortinet Inc (b)	189,880	19,155,094
Gen Digital Inc	161,708	4,351,562
Intuit Inc	83,663	50,324,131
Microsoft Corp	2,219,191	921,097,417
Oracle Corp	479,730	81,582,884
Palantir Technologies Inc Class A (b)	611,836	50,470,352
Palo Alto Networks Inc (b)	195,360	36,028,291
PTC Inc (b)	35,875	6,941,095
Roper Technologies Inc	32,004	18,423,103
Salesforce Inc	285,351	97,504,437
Servicenow Inc (b)	61,487	62,617,131
Synopsys Inc (b)	45,853	24,094,834
Tyler Technologies Inc (b)	12,778	7,687,756
Workday Inc Class A (b)	63,580	16,661,775
		1,549,181,171
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	4,511,829	1,064,791,644
Dell Technologies Inc Class C	91,691	9,499,188
Hewlett Packard Enterprise Co	387,715	8,215,681
HP Inc	287,676	9,349,470
NetApp Inc	61,146	7,465,927
Seagate Technology Holdings PLC	63,179	6,087,928
Super Micro Computer Inc (b)(c)	150,168	4,282,791
Western Digital Corp (b)	103,090	6,714,252
		1,116,406,881
TOTAL INFORMATION TECHNOLOGY		4,587,538,281

Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals Inc	66,360	22,247,854
Albemarle Corp (c)	35,039	2,949,933
Celanese Corp	32,584	2,314,767
CF Industries Holdings Inc	51,894	4,785,146
Corteva Inc	205,168	13,391,315
Dow Inc	209,118	8,166,058
DuPont de Nemours Inc	124,788	9,583,718
Eastman Chemical Co	34,554	3,443,306
Ecolab Inc	75,224	18,820,293
FMC Corp	37,211	2,075,629
International Flavors & Fragrances Inc	76,363	6,650,454
Linde PLC	142,127	63,405,697
LyondellBasell Industries NV Class A1	77,613	5,875,304
Mosaic Co/The	94,683	2,640,709
PPG Industries Inc	69,278	7,993,296
Sherwin-Williams Co/The	69,166	24,772,495
		199,115,974
Construction Materials - 0.1%
Martin Marietta Materials Inc	18,246	9,928,014
Vulcan Materials Co	39,422	10,807,541
		20,735,555
Containers & Packaging - 0.2%
Amcor PLC (c)	431,047	4,189,777
Avery Dennison Corp	23,961	4,450,277
Ball Corp	88,996	4,957,077
International Paper Co	103,769	5,772,669
Packaging Corp of America	26,634	5,663,986
Smurfit WestRock PLC	147,540	7,832,899
		32,866,685
Metals & Mining - 0.3%
Freeport-McMoRan Inc	428,942	15,377,571
Newmont Corp	339,829	14,517,495
Nucor Corp	70,102	9,003,200
Steel Dynamics Inc	42,221	5,412,732
		44,310,998
TOTAL MATERIALS		297,029,212

Real Estate - 2.1%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	46,388	4,515,872
Healthpeak Properties Inc	208,619	4,310,069
Ventas Inc	125,265	7,568,511
Welltower Inc	176,550	24,095,544
		40,489,996
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	208,963	3,491,772
Industrial REITs - 0.2%
Prologis Inc	276,460	32,967,855
Office REITs - 0.0%
BXP Inc	43,363	3,171,569
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	89,791	12,996,349
CoStar Group Inc (b)	122,390	9,375,074
		22,371,423
Residential REITs - 0.3%
AvalonBay Communities Inc	42,405	9,393,132
Camden Property Trust	31,890	3,626,212
Equity Residential	101,955	7,201,082
Essex Property Trust Inc	19,166	5,454,069
Invitation Homes Inc	170,229	5,302,633
Mid-America Apartment Communities Inc	34,857	5,318,481
UDR Inc	89,502	3,735,813
		40,031,422
Retail REITs - 0.3%
Federal Realty Investment Trust	22,793	2,476,003
Kimco Realty Corp	201,048	4,513,528
Realty Income Corp	261,240	14,274,154
Regency Centers Corp	48,692	3,498,033
Simon Property Group Inc	91,546	15,916,188
		40,677,906
Specialized REITs - 0.9%
American Tower Corp	139,488	25,798,306
Crown Castle Inc	129,750	11,584,080
Digital Realty Trust Inc	93,069	15,250,286
Equinix Inc	28,800	26,313,408
Extra Space Storage Inc	63,280	9,745,120
Iron Mountain Inc	87,608	8,898,345
Public Storage Operating Co	47,042	14,041,096
SBA Communications Corp Class A	32,115	6,344,639
VICI Properties Inc	314,688	9,368,262
Weyerhaeuser Co	216,999	6,644,509
		133,988,051
TOTAL REAL ESTATE		317,189,994

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	76,529	4,506,028
American Electric Power Co Inc	158,944	15,633,732
Constellation Energy Corp	93,356	28,004,933
Duke Energy Corp	230,536	25,817,727
Edison International	115,628	6,243,912
Entergy Corp	127,994	10,377,754
Evergy Inc	68,592	4,401,548
Eversource Energy	109,438	6,312,384
Exelon Corp	299,884	11,995,360
FirstEnergy Corp	153,197	6,097,241
NextEra Energy Inc	613,796	43,923,242
NRG Energy Inc	60,505	6,198,132
PG&E Corp	652,560	10,212,564
Pinnacle West Capital Corp	33,891	2,947,160
PPL Corp	220,362	7,404,163
Southern Co/The	326,982	27,450,139
Xcel Energy Inc	171,385	11,517,072
		229,043,091
Gas Utilities - 0.0%
Atmos Energy Corp	46,355	6,606,051
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	211,942	2,331,362
Vistra Corp	101,557	17,064,623
		19,395,985
Multi-Utilities - 0.6%
Ameren Corp	79,701	7,507,834
CenterPoint Energy Inc	194,658	6,340,011
CMS Energy Corp	89,256	5,890,896
Consolidated Edison Inc	103,406	9,693,278
Dominion Energy Inc	250,697	13,936,246
DTE Energy Co	61,840	7,413,379
NiSource Inc	139,213	5,192,645
Public Service Enterprise Group Inc	148,689	12,421,479
Sempra	189,049	15,677,835
WEC Energy Group Inc	94,432	9,373,320
		93,446,923
Water Utilities - 0.0%
American Water Works Co Inc	58,196	7,253,549
TOTAL UTILITIES		355,745,599

TOTAL UNITED STATES		15,163,496,773
TOTAL COMMON STOCKS (Cost $6,698,899,017)		15,268,700,674

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $1,817,755)	4.46	1,822,000	1,818,344

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	34,761,112	34,768,064
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	15,897,334	15,898,924
TOTAL MONEY MARKET FUNDS (Cost $50,666,988)			50,666,988

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,751,383,760)	15,321,186,006
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,140,656)
NET ASSETS - 100.0%	15,319,045,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	170	Mar 2025	51,571,625	551,200	551,200

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,818,343.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,967,378	516,047,071	514,246,385	598,950	-	-	34,768,064	34,761,112	0.1%
Fidelity Securities Lending Cash Central Fund	10,593,974	108,967,156	103,662,206	4,447	-	-	15,898,924	15,897,334	0.1%
Total	43,561,352	625,014,227	617,908,591	603,397	-	-	50,666,988	50,658,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,518,511,067	1,518,511,067	-	-
Consumer Discretionary	1,747,132,381	1,746,800,790	-	331,591
Consumer Staples	838,085,993	838,085,993	-	-
Energy	480,843,485	480,843,485	-	-
Financials	2,153,539,483	2,153,539,483	-	-
Health Care	1,599,045,797	1,599,045,797	-	-
Industrials	1,273,210,936	1,273,210,936	-	-
Information Technology	4,688,366,727	4,688,366,727	-	-
Materials	297,029,212	297,029,212	-	-
Real Estate	317,189,994	317,189,994	-	-
Utilities	355,745,599	355,745,599	-	-

U.S. Treasury Obligations	1,818,344	-	1,818,344	-

Money Market Funds	50,666,988	50,666,988	-	-
Total Investments in Securities:	15,321,186,006	15,319,036,071	1,818,344	331,591
Derivative Instruments:

Assets
Futures Contracts	551,200	551,200	-	-
Total Assets	551,200	551,200	-	-
Total Derivative Instruments:	551,200	551,200	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	551,200	0
Total Equity Risk	551,200	0
Total Value of Derivatives	551,200	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,513,794) - See accompanying schedule:
Unaffiliated issuers (cost $6,700,716,772)	$15,270,519,018
Fidelity Central Funds (cost $50,666,988)	50,666,988

Total Investment in Securities (cost $6,751,383,760)		$15,321,186,006
Segregated cash with brokers for derivative instruments		424,031
Cash		63,781
Receivable for fund shares sold		12,545,263
Dividends receivable		9,212,915
Distributions receivable from Fidelity Central Funds		91,732
Prepaid expenses		10,662
Receivable from investment adviser for expense reductions		54,927
Other receivables		54,502
Total assets		15,343,643,819
Liabilities
Payable for investments purchased
Regular delivery	$63,781
Delayed delivery	766,583
Payable for fund shares redeemed	7,287,967
Accrued management fee	189,266
Payable for daily variation margin on futures contracts	231,488
Other payables and accrued expenses	130,284
Collateral on securities loaned	15,929,100
Total liabilities		24,598,469
Net Assets		$15,319,045,350
Net Assets consist of:
Paid in capital		$6,848,092,059
Total accumulated earnings (loss)		8,470,953,291
Net Assets		$15,319,045,350
Net Asset Value, offering price and redemption price per share ($15,319,045,350 ÷ 641,421,024 shares)		$23.88
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$96,508,482
Interest		50,419
Income from Fidelity Central Funds (including $4,447 from security lending)		603,397
Total income		97,162,298
Expenses
Management fee	$1,096,483
Custodian fees and expenses	115,875
Independent trustees' fees and expenses	19,024
Registration fees	53,271
Audit fees	28,462
Legal	13,655
Interest	4,952
Miscellaneous	22,763
Total expenses before reductions	1,354,485
Expense reductions	(238,448)
Total expenses after reductions		1,116,037
Net Investment income (loss)		96,046,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	635,746,040
Futures contracts	3,114,401
Total net realized gain (loss)		638,860,441
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	625,714,745
Futures contracts	30,135
Total change in net unrealized appreciation (depreciation)		625,744,880
Net gain (loss)		1,264,605,321
Net increase (decrease) in net assets resulting from operations		$1,360,651,582
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,046,261	$181,886,360
Net realized gain (loss)	638,860,441	69,535,835
Change in net unrealized appreciation (depreciation)	625,744,880	2,364,727,255
Net increase (decrease) in net assets resulting from operations	1,360,651,582	2,616,149,450
Distributions to shareholders	(891,382,777)	(724,077,694)

Share transactions
Proceeds from sales of shares	7,067,817,802	9,140,804,990
Reinvestment of distributions	859,575,873	711,398,422
Cost of shares redeemed	(7,988,668,372)	(7,003,466,492)

Net increase (decrease) in net assets resulting from share transactions	(61,274,697)	2,848,736,920
Total increase (decrease) in net assets	407,994,108	4,740,808,676

Net Assets
Beginning of period	14,911,051,242	10,170,242,566
End of period	$15,319,045,350	$14,911,051,242

Other Information
Shares
Sold	289,939,475	452,527,025
Issued in reinvestment of distributions	36,760,944	38,357,677
Redeemed	(333,006,939)	(344,834,208)
Net increase (decrease)	(6,306,520)	146,050,494

Financial Highlights
Fidelity® SAI U.S. Large Cap Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.02	$20.27	$19.87	$23.16	$17.68	$16.09
Income from Investment Operations
Net investment income (loss) A,B	.16	.30	.30	.30	.31	.32
Net realized and unrealized gain (loss)	2.12	3.84	1.99	(1.23)	5.94	1.56
Total from investment operations	2.28	4.14	2.29	(.93)	6.25	1.88
Distributions from net investment income	(.30)	(.32)	(.33)	(.34)	(.35)	(.29)
Distributions from net realized gain	(1.12)	(1.07)	(1.56)	(2.02)	(.42)	-
Total distributions	(1.42)	(1.39)	(1.89)	(2.36)	(.77)	(.29)
Net asset value, end of period	$23.88	$23.02	$20.27	$19.87	$23.16	$17.68
Total Return C,D	10.09%	22.14%	12.98%	(4.68)%	36.43%	11.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G	.02%	.03%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02 % G	.02%	.03%	.02%	.02%	.02%
Expenses net of all reductions	.02% G	.02%	.03%	.02%	.02%	.02%
Net investment income (loss)	1.31% G	1.48%	1.66%	1.43%	1.52%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$15,319,045	$14,911,051	$10,170,243	$12,126,586	$13,967,770	$15,406,444
Portfolio turnover rate H	84 % G	40%	75%	75%	86%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,676,661,203
Gross unrealized depreciation	(276,187,344)
Net unrealized appreciation (depreciation)	$8,400,473,859
Tax cost	$6,921,263,347

The Fund elected to defer to its next fiscal year approximately $20,082,521 of capital losses recognized during the period November 1, 2023 to July 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	6,110,525,206	6,965,948,487
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Large Cap Index Fund	Borrower	10,659,000	5.58%	4,952

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Large Cap Index Fund	9,355
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Large Cap Index Fund	521	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $235,203.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,245.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Large Cap Index Fund	23%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Large Cap Index Fund	33%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Large Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9870994.108
SV9-SANN-0425
Fidelity® SAI U.S. Value Index Fund

Semi-Annual Report
January 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Value Index Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	157,849	9,852,935
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	30,978	7,204,863
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	43,426	4,197,557
SWITZERLAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity PLC	180,514	26,710,657
UNITED KINGDOM - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	204,426	6,175,709
UNITED STATES - 98.5%
Communication Services - 10.8%
Diversified Telecommunication Services - 4.2%
AT&T Inc	4,258,788	101,061,040
Verizon Communications Inc	2,500,257	98,485,123
		199,546,163
Entertainment - 2.8%
Walt Disney Co/The	1,068,139	120,763,795
Warner Bros Discovery Inc (b)	1,325,250	13,835,610
		134,599,405
Interactive Media & Services - 0.8%
Alphabet Inc Class A	175,557	35,817,139
Ziff Davis Inc (b)	26,574	1,432,073
		37,249,212
Media - 3.0%
Charter Communications Inc Class A (b)	57,651	19,917,844
Comcast Corp Class A	2,294,477	77,232,096
Fox Corp Class A	207,206	10,604,803
Interpublic Group of Cos Inc/The	223,084	6,395,818
Liberty Broadband Corp Class C (b)	76,063	5,830,990
Nexstar Media Group Inc	18,010	2,759,492
Omnicom Group Inc	116,206	10,085,519
Paramount Global Class B (c)	364,571	3,966,532
Sirius XM Holdings Inc	130,916	3,143,293
TEGNA Inc	98,259	1,790,279
		141,726,666
TOTAL COMMUNICATION SERVICES		513,121,446

Consumer Discretionary - 5.4%
Automobile Components - 0.2%
BorgWarner Inc	135,284	4,315,560
Lear Corp	33,414	3,143,923
		7,459,483
Automobiles - 1.2%
Ford Motor Co	2,319,032	23,375,843
General Motors Co	667,557	33,017,369
Harley-Davidson Inc	70,359	1,903,914
		58,297,126
Broadline Retail - 1.3%
Amazon.com Inc (b)	161,351	38,349,906
eBay Inc	290,443	19,599,094
Kohl's Corp (c)	66,051	872,533
Macy's Inc	164,175	2,557,847
		61,379,380
Distributors - 0.1%
LKQ Corp	156,362	5,846,375
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp (b)	600,018	16,602,498
Expedia Group Inc Class A (b)	74,040	12,657,138
		29,259,636
Household Durables - 1.6%
DR Horton Inc	174,287	24,731,325
Lennar Corp Class A	149,999	19,685,869
Millrose Properties Inc (d)(e)	74,999	697,490
Mohawk Industries Inc (b)	31,115	3,805,365
PulteGroup Inc	123,259	14,024,409
Toll Brothers Inc	60,969	8,280,200
Whirlpool Corp	32,604	3,423,746
		74,648,404
Specialty Retail - 0.3%
Academy Sports & Outdoors Inc	42,839	2,240,908
Best Buy Co Inc	116,593	10,010,675
		12,251,583
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	35,272	3,600,213
PVH Corp	33,177	2,972,659
		6,572,872
TOTAL CONSUMER DISCRETIONARY		255,714,859

Consumer Staples - 4.6%
Beverages - 0.1%
Molson Coors Beverage Co Class B	104,352	5,713,271
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	239,438	4,800,732
Dollar General Corp	130,607	9,280,933
Dollar Tree Inc (b)	120,007	8,802,513
Kroger Co/The	394,413	24,311,618
Target Corp	274,784	37,895,462
Walgreens Boots Alliance Inc	425,579	4,374,952
		89,466,210
Food Products - 1.5%
Archer-Daniels-Midland Co	283,994	14,549,013
Bunge Global SA	84,134	6,405,121
Conagra Brands Inc	284,533	7,366,559
Darling Ingredients Inc (b)	94,452	3,538,172
Ingredion Inc	38,643	5,272,451
JM Smucker Co	63,216	6,757,158
Kraft Heinz Co/The	524,239	15,643,293
Tyson Foods Inc Class A	169,764	9,589,968
		69,121,735
Tobacco - 1.1%
Altria Group Inc (c)	1,013,417	52,930,770
TOTAL CONSUMER STAPLES		217,231,986

Energy - 13.0%
Energy Equipment & Services - 1.0%
Halliburton Co	524,359	13,643,821
NOV Inc	233,843	3,379,031
Schlumberger NV	843,416	33,972,797
		50,995,649
Oil, Gas & Consumable Fuels - 12.0%
APA Corp	219,706	4,818,153
Chevron Corp	1,010,250	150,719,198
Chord Energy Corp	36,754	4,132,987
Civitas Resources Inc	53,742	2,727,944
ConocoPhillips	689,729	68,165,917
Coterra Energy Inc	439,095	12,171,713
Devon Energy Corp	371,933	12,682,915
EOG Resources Inc	337,723	42,482,176
Exxon Mobil Corp	1,626,779	173,788,801
HF Sinclair Corp	96,336	3,475,803
Marathon Petroleum Corp	198,787	28,965,254
Matador Resources Co	68,945	3,998,810
Murphy Oil Corp	84,243	2,243,391
Occidental Petroleum Corp	399,925	18,656,501
Ovintiv Inc	156,834	6,621,531
Permian Resources Corp Class A	376,921	5,521,893
SM Energy Co	67,959	2,579,724
Valero Energy Corp	190,291	25,308,703
		569,061,414
TOTAL ENERGY		620,057,063

Financials - 24.4%
Banks - 11.4%
Bank of America Corp	3,698,620	171,246,107
Bank OZK	62,675	3,183,263
Citigroup Inc	1,133,143	92,271,834
Citizens Financial Group Inc	266,269	12,666,416
First Citizens BancShares Inc/NC Class A	7,116	15,688,574
M&T Bank Corp	99,191	19,961,197
Regions Financial Corp	543,541	13,392,850
US Bancorp	926,842	44,284,511
Webster Financial Corp	101,819	6,133,577
Wells Fargo & Co	2,021,683	159,308,621
		538,136,950
Capital Markets - 0.4%
Affiliated Managers Group Inc	17,708	3,328,041
State Street Corp	177,366	18,023,933
		21,351,974
Consumer Finance - 1.5%
Ally Financial Inc	162,864	6,346,810
Capital One Financial Corp	226,805	46,202,447
SLM Corp	129,162	3,604,911
Synchrony Financial	234,746	16,192,779
		72,346,947
Financial Services - 5.1%
Berkshire Hathaway Inc Class B (b)	460,952	216,034,375
Essent Group Ltd	63,107	3,675,983
Global Payments Inc	151,124	17,054,343
MGIC Investment Corp	153,973	3,932,470
Voya Financial Inc	58,399	4,145,745
		244,842,916
Insurance - 5.8%
American International Group Inc	382,477	28,173,256
Arch Capital Group Ltd	222,455	20,703,887
Assured Guaranty Ltd	29,375	2,778,875
Axis Capital Holdings Ltd	45,500	4,141,410
Chubb Ltd	223,123	60,662,682
Cincinnati Financial Corp	92,799	12,718,103
Everest Group Ltd	25,703	8,932,050
Globe Life Inc	53,349	6,513,379
Hartford Financial Services Group Inc/The	174,037	19,413,827
Lincoln National Corp	101,089	3,554,289
Loews Corp	108,218	9,247,228
Markel Group Inc (b)	7,689	14,061,489
MetLife Inc	276,760	23,942,508
Prudential Financial Inc	212,041	25,606,071
The Travelers Companies, Inc.	116,924	28,667,427
Unum Group	101,513	7,740,366
		276,856,847
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp	464,749	4,633,548
Rithm Capital Corp	308,696	3,553,090
		8,186,638
TOTAL FINANCIALS		1,161,722,272

Health Care - 12.0%
Biotechnology - 2.0%
Biogen Inc (b)	86,516	12,452,248
Gilead Sciences Inc	739,466	71,876,095
United Therapeutics Corp (b)	26,426	9,280,018
		93,608,361
Health Care Equipment & Supplies - 2.1%
Baxter International Inc	303,022	9,866,396
DENTSPLY SIRONA Inc	120,403	2,379,163
Medtronic PLC	761,804	69,187,040
Solventum Corp	82,066	6,077,808
Zimmer Biomet Holdings Inc	120,960	13,242,701
		100,753,108
Health Care Providers & Services - 4.0%
Centene Corp (b)	312,437	20,005,341
Cigna Group/The	166,039	48,850,334
CVS Health Corp	747,181	42,200,783
Elevance Health Inc	137,730	54,499,762
Molina Healthcare Inc (b)	34,806	10,804,130
Tenet Healthcare Corp (b)	56,914	8,018,613
Universal Health Services Inc Class B	35,318	6,659,562
		191,038,525
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	1,204,177	70,986,235
Elanco Animal Health Inc (b)	293,607	3,532,092
Jazz Pharmaceuticals PLC (b)	36,679	4,561,767
Organon & Co	152,927	2,379,544
Perrigo Co PLC	81,024	2,018,308
Pfizer Inc	3,365,749	89,259,664
Royalty Pharma PLC Class A	230,361	7,274,800
Viatris Inc	708,894	7,996,324
		188,008,734
TOTAL HEALTH CARE		573,408,728

Industrials - 3.9%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries Inc	23,292	4,594,580
Textron Inc	111,285	8,514,415
		13,108,995
Air Freight & Logistics - 0.7%
FedEx Corp	133,857	35,454,704
Building Products - 0.4%
Builders FirstSource Inc (b)	69,168	11,570,423
Owens Corning	51,643	9,530,716
		21,101,139
Electrical Equipment - 0.1%
Atkore Inc	21,302	1,734,835
Sensata Technologies Holding PLC	89,662	2,435,220
		4,170,055
Machinery - 1.1%
CNH Industrial NV Class A	521,279	6,714,074
Oshkosh Corp	38,658	4,499,791
PACCAR Inc	311,363	34,523,929
Stanley Black & Decker Inc	91,444	8,053,473
		53,791,267
Marine Transportation - 0.1%
Matson Inc	19,944	2,829,056
Passenger Airlines - 1.0%
Delta Air Lines Inc	380,874	25,621,394
United Airlines Holdings Inc (b)	195,312	20,671,822
		46,293,216
Professional Services - 0.1%
Clarivate PLC (b)(c)	270,967	1,468,641
Concentrix Corp	27,938	1,460,599
		2,929,240
Trading Companies & Distributors - 0.1%
Wesco International Inc	26,570	4,915,450
TOTAL INDUSTRIALS		184,593,122

Information Technology - 20.2%
Communications Equipment - 3.0%
Cisco Systems Inc	2,392,926	145,011,316
Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics Inc (b)(c)	31,446	3,665,030
Jabil Inc	67,381	10,943,348
TD SYNNEX Corp	45,176	6,438,032
		21,046,410
IT Services - 0.7%
Amdocs Ltd	68,849	6,071,793
Cognizant Technology Solutions Corp Class A	294,398	24,320,219
DXC Technology Co (b)	107,394	2,332,598
		32,724,610
Semiconductors & Semiconductor Equipment - 8.0%
First Solar Inc (b)	63,581	10,651,089
Intel Corp	2,534,406	49,243,509
Micron Technology Inc	658,599	60,090,573
NVIDIA Corp	1,056,063	126,801,484
Qorvo Inc (b)	56,343	4,675,342
QUALCOMM Inc	661,497	114,392,676
Skyworks Solutions Inc	94,864	8,420,129
		374,274,802
Software - 3.1%
Gen Digital Inc	321,722	8,657,539
Microsoft Corp	302,137	125,404,984
Zoom Communications Inc Class A (b)	156,576	13,612,717
		147,675,240
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc	737,056	173,945,216
Dell Technologies Inc Class C	170,864	17,701,510
Hewlett Packard Enterprise Co	771,946	16,357,536
HP Inc	581,219	18,889,618
Western Digital Corp (b)	193,940	12,631,312
		239,525,192
TOTAL INFORMATION TECHNOLOGY		960,257,570

Materials - 3.5%
Chemicals - 1.1%
Celanese Corp	64,898	4,610,354
CF Industries Holdings Inc	107,156	9,880,855
Dow Inc	416,314	16,257,062
Eastman Chemical Co	69,433	6,918,998
LyondellBasell Industries NV Class A1	154,470	11,693,379
Mosaic Co/The	189,256	5,278,350
		54,638,998
Containers & Packaging - 0.3%
Berry Global Group Inc	68,067	4,623,111
Crown Holdings Inc	70,797	6,220,224
Sonoco Products Co	58,361	2,780,318
		13,623,653
Metals & Mining - 2.1%
Cleveland-Cliffs Inc (b)(c)	277,995	2,846,668
Commercial Metals Co	68,300	3,311,867
Freeport-McMoRan Inc	702,020	25,167,417
Newmont Corp	681,521	29,114,577
Nucor Corp	140,968	18,104,520
Reliance Inc	32,677	9,459,992
Steel Dynamics Inc	85,233	10,926,871
		98,931,912
TOTAL MATERIALS		167,194,563

Real Estate - 0.4%
Specialized REITs - 0.4%
VICI Properties Inc	621,972	18,516,106
Utilities - 0.3%
Electric Utilities - 0.3%
NRG Energy Inc	122,580	12,557,095
Gas Utilities - 0.0%
UGI Corp	127,515	3,918,536
TOTAL UTILITIES		16,475,631

TOTAL UNITED STATES		4,688,293,346
TOTAL COMMON STOCKS (Cost $4,349,670,939)		4,742,435,067

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $495,842)	4.46	497,000	496,003

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	12,327,134	12,329,599
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	11,804,966	11,806,146
TOTAL MONEY MARKET FUNDS (Cost $24,135,745)			24,135,745

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,374,302,526)	4,767,066,815
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,477,318)
NET ASSETS - 100.0%	4,761,589,497

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Mar 2025	19,111,838	259,074	259,074

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $496,003.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,466,792	179,241,038	183,378,231	219,779	-	-	12,329,599	12,327,134	0.0%
Fidelity Securities Lending Cash Central Fund	18,187,221	87,982,853	94,363,928	6,087	-	-	11,806,146	11,804,966	0.1%
Total	34,654,013	267,223,891	277,742,159	225,866	-	-	24,135,745	24,132,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	513,121,446	513,121,446	-	-
Consumer Discretionary	269,765,351	269,067,861	-	697,490
Consumer Staples	217,231,986	217,231,986	-	-
Energy	620,057,063	620,057,063	-	-
Financials	1,168,927,135	1,168,927,135	-	-
Health Care	573,408,728	573,408,728	-	-
Industrials	184,593,122	184,593,122	-	-
Information Technology	986,968,227	986,968,227	-	-
Materials	173,370,272	173,370,272	-	-
Real Estate	18,516,106	18,516,106	-	-
Utilities	16,475,631	16,475,631	-	-

U.S. Treasury Obligations	496,003	-	496,003	-

Money Market Funds	24,135,745	24,135,745	-	-
Total Investments in Securities:	4,767,066,815	4,765,873,322	496,003	697,490
Derivative Instruments:

Assets
Futures Contracts	259,074	259,074	-	-
Total Assets	259,074	259,074	-	-
Total Derivative Instruments:	259,074	259,074	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	259,074	0
Total Equity Risk	259,074	0
Total Value of Derivatives	259,074	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,387,076) - See accompanying schedule:
Unaffiliated issuers (cost $4,350,166,781)	$4,742,931,070
Fidelity Central Funds (cost $24,135,745)	24,135,745

Total Investment in Securities (cost $4,374,302,526)		$4,767,066,815
Segregated cash with brokers for derivative instruments		503,677
Foreign currency held at value (cost $2,044)		1,927
Receivable for fund shares sold		407,443
Dividends receivable		8,131,651
Distributions receivable from Fidelity Central Funds		44,966
Prepaid expenses		2,614
Other receivables		985
Total assets		4,776,160,078
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,612,479
Payable for fund shares redeemed	584,399
Accrued management fee	395,528
Payable for daily variation margin on futures contracts	100,800
Other payables and accrued expenses	71,600
Collateral on securities loaned	11,805,775
Total liabilities		14,570,581
Net Assets		$4,761,589,497
Net Assets consist of:
Paid in capital		$4,293,063,917
Total accumulated earnings (loss)		468,525,580
Net Assets		$4,761,589,497
Net Asset Value, offering price and redemption price per share ($4,761,589,497 ÷ 390,736,373 shares)		$12.19
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$60,336,108
Interest		19,623
Income from Fidelity Central Funds (including $6,087 from security lending)		225,866
Total income		60,581,597
Expenses
Management fee	$2,266,445
Custodian fees and expenses	22,040
Independent trustees' fees and expenses	5,626
Registration fees	61,579
Audit fees	28,604
Legal	5,504
Interest	1,502
Miscellaneous	6,422
Total expenses before reductions	2,397,722
Expense reductions	(2,954)
Total expenses after reductions		2,394,768
Net Investment income (loss)		58,186,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	177,838,354
Fidelity Central Funds	44
Futures contracts	1,431,335
Total net realized gain (loss)		179,269,733
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(17,441,533)
Assets and liabilities in foreign currencies	(75)
Futures contracts	246,530
Total change in net unrealized appreciation (depreciation)		(17,195,078)
Net gain (loss)		162,074,655
Net increase (decrease) in net assets resulting from operations		$220,261,484
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,186,829	$51,883,700
Net realized gain (loss)	179,269,733	54,861,139
Change in net unrealized appreciation (depreciation)	(17,195,078)	332,680,951
Net increase (decrease) in net assets resulting from operations	220,261,484	439,425,790
Distributions to shareholders	(249,759,972)	(49,337,422)

Share transactions
Proceeds from sales of shares	539,653,994	3,406,284,858
Reinvestment of distributions	246,464,474	44,602,754
Cost of shares redeemed	(108,514,683)	(119,829,910)

Net increase (decrease) in net assets resulting from share transactions	677,603,785	3,331,057,702
Total increase (decrease) in net assets	648,105,297	3,721,146,070

Net Assets
Beginning of period	4,113,484,200	392,338,130
End of period	$4,761,589,497	$4,113,484,200

Other Information
Shares
Sold	44,011,624	307,055,096
Issued in reinvestment of distributions	20,835,917	4,371,902
Redeemed	(8,875,090)	(10,833,391)
Net increase (decrease)	55,972,451	300,593,607

Financial Highlights
Fidelity® SAI U.S. Value Index Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$11.48	$12.13	$12.22	$8.82	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.32	.31	.31	.29
Net realized and unrealized gain (loss)	.42	1.54	.40	.31	3.35	(1.27)
Total from investment operations	.58	1.85	.72	.62	3.66	(.98)
Distributions from net investment income	(.25)	(.59)	(.38)	(.28)	(.26)	(.26)
Distributions from net realized gain	(.43)	(.45)	(.99)	(.42)	-	-
Total distributions	(.68)	(1.04)	(1.37)	(.71) C	(.26)	(.26)
Net asset value, end of period	$12.19	$12.29	$11.48	$12.13	$12.22	$8.82
Total Return D,E	4.97%	18.17%	6.74%	5.21%	42.39%	(10.13)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11% H	.11%	.12%	.10%	.11%	.11%
Expenses net of fee waivers, if any	.11 % H	.11%	.12%	.10%	.11%	.11%
Expenses net of all reductions	.11% H	.11%	.12%	.10%	.11%	.11%
Net investment income (loss)	2.57% H	2.77%	2.90%	2.49%	2.89%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$4,761,589	$4,113,484	$392,338	$2,952,541	$3,589,260	$2,282,301
Portfolio turnover rate I	62 % H	63%	86%	62%	80%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$589,395,094
Gross unrealized depreciation	(216,531,501)
Net unrealized appreciation (depreciation)	$372,863,593
Tax cost	$4,394,462,296

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	1,895,992,270	1,402,602,617
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Value Index Fund	Borrower	5,320,500	5.08%	1,502

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Value Index Fund	7,070,944	4,083,108	(196,809)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Value Index Fund	2,811
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Value Index Fund	655	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,954.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	83%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9885516.107
USV-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025